[GRAPHIC OF FAMILY HORSEBACK RIDING]

SEMIANNUAL REPORT
SEPTEMBER 30, 2002

NORTHERN
MONEY MARKET
FUNDS

TRUST NORTHERN  FOR A LIFETIME OF INVESTING(R)

[NORTHERN FUNDS(SM) LOGO]
[MANAGED BY NORTHERN TRUST LOGO]

RISK/REWARD POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus Please read the prospectus carefully before investing.

NORTHERN FUNDS

[GRAPHIC OF FAMILY WITH PONTOON PLANE]          HIGH            INTERNATIONAL EQUITIES & SECTOR FUNDS           GROWTH
                                                                Global Communications Fund
EQUITY FUNDS Domestic and international                         Technology Fund
--offering you opportunities for capital                        International Select Equity Fund
appreciation and long-term growth.                              International Growth Equity Fund

                                                                SMALL- & MEDIUM-CAPITALIZATION EQUITIES
                                                                Growth Opportunities Fund
                                                                Small Cap Growth Fund
                                                                Small Cap Value Fund
                                                                Small Cap Index Fund
                                                                Mid Cap Growth Fund

                                                                INCOME & LARGE-CAPITALIZATION EQUITIES
                                                                Select Equity Fund
                                                                Growth Equity Fund
                                                                Large Cap Value Fund
                                                RISK/REWARD     Stock Index Fund
                                                POTENTIAL       Income Equity Fund

[GRAPHIC OF COUPLES AT OPERA]
                                                                LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS   INCOME
                                                                High Yield Fixed Income Fund
FIXED INCOME FUNDS Taxable and                                  High Yield Municipal Fund
tax-exempt providing you with the                               Global Fixed Income Fund
potential for current income with both                          California Tax-Exempt Fund
domestic and international choices.                             Arizona Tax-Exempt Fund
                                                                Tax-Exempt Fund
                                                                Fixed Income Fund

                                                                INTERMEDIATE-TERM BONDS
                                                                Florida Intermediate Tax-Exempt Fund
                                                                California Intermediate Tax-Exempt Fund
                                                                Intermediate Tax-Exempt Fund
                                                                Short-Intermediate U.S. Government Fund
                                                                U.S. Government Fund

[GRAPHIC OF FAMILY HORSEBACK RIDING]                            MONEY MARKET SECURITIES                         LIQUIDITY
                                                                California Municipal Money Market Fund
MONEY MARKET FUNDS Helping you meet                             Municipal Money Market Fund
your cash management and short-term                             U.S. Government Select Money Market Fund
investment needs.                                               U.S. Government Money Market Fund
                                                                Money Market Fund

                                                LOW

                                                                AN INVESTMENT IN THE MONEY MARKET
                                                                FUNDS IS NOT INSURED OR GUARANTEED BY
                                                                THE FDIC OR ANY OTHER GOVERNMENTAL
                                                                AGENCY. ALTHOUGH THE FUNDS SEEK
                                                                TO MAINTAIN A VALUE OF $1.00
                                                                PER SHARE, IT IS POSSIBLE TO LOSE
                                                                MONEY.

[GRAPHIC OF FAMILY WITH PONTOON PLANE]
GROWTH + VALUE

A powerful combination for managing your equity portfolio.

DIVERSIFYING WITH BOTH NORTHERN GROWTH AND VALUE FUNDS CAN HELP YOUR PORTFOLIO ACHIEVE MORE CONSISTENT EQUITY PERFORMANCE THROUGHOUT CONSTANTLY CHANGING ECONOMIC CYCLES.

TRUST NORTHERN FOR A LIFETIME OF INVESTING(R)

[NORTHERN FUNDS(SM) LOGO]
[MANAGED BY NORTHERN TRUST LOGO]

                                   NO POSTAGE
                                  NECESSARY IF
                                 MAILED IN THE
                                 UNITED STATES

BUSINESS REPLY MAIL
FIRST-CLASS MAIL   PERMIT NO. 258   CHICAGO, ILLINOIS

POSTAGE WILL BE PAID BY ADDRESSEE

NORTHERN FUNDS-MARKETING
P.O. Box 75986
Chicago, IL 60690-9357

NORTHERN GROWTH AND VALUE FUNDS:
A BETTER WAY TO BALANCE EQUITY RISK AND RETURN.

Since growth and value stocks move in different cycles, one style's outperformance of the market in a given period sometimes may offset poor performance by the other style.

So by rounding out your portfolio with a mix of Growth and Value from Northern Funds, you may potentially reduce your short- and long-term equity risk relative to the broad market and capitalize on the potential of the market's changing preferences.

877/565-8410
northernfunds.com

[NORTHERN FUNDS(SM) LOGO]
[MANAGED BY NORTHERN TRUST LOGO]

HOW GROWTH AND VALUE HAVE OUTPERFORMED AT DIFFERENT TIMES
Five-year rolling returns vs. the S&P 500 over 25 years.*

[CHART]

              S&P 500        S&P 500/BARRA    S&P 500/BARRA
                                GROWTH             VALUE
08/31/1982      0               -1.19               0.7
08/31/1983      0               -1.71              1.05
08/31/1984      0               -1.47              0.88
08/31/1985      0               -2.36              1.93
08/31/1986      0               -2.55              2.23
08/31/1987      0               -1.77              1.24
08/31/1988      0               -2.28              2.01
08/31/1989      0                -1.4              0.86
08/31/1990      0                0.42             -1.05
08/31/1991      0                 1.6             -1.41
08/31/1992      0                0.71             -1.03
08/31/1993      0                0.28             -0.78
08/31/1994      0                0.32             -0.65
08/31/1995      0               -0.42               0.2
08/31/1996      0                -1.3              0.52
08/31/1997      0                -0.4              0.16
08/31/1998      0                3.28             -3.44
08/31/1999      0                4.05             -4.35
08/31/2000      0                4.77             -5.32
08/31/2001      0               -0.34             -0.38
08/31/2002      0               -0.31             -0.47

*THE S&P 500/BARRA GROWTH AND VALUE INDICES USE PRICE-TO-BOOK VALUES TO DIVIDE THE MARKET CAPITALIZATION OF THE S&P 500 INDEX EQUALLY INTO GROWTH COMPANIES (PRICE MULTIPLES HIGHER THAN AVERAGE) AND VALUE COMPANIES (PRICE MULTIPLES LOWER THAN AVERAGE). PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE ABSOLUTE PERFORMANCE OF BOTH INDICES WAS NEGATIVE IN SOME OF THE YEARS ILLUSTRATED. INDEX PERFORMANCE SHOULD NOT BE CONSIDERED INDICATIVE OF THE PERFORMANCE OF ANY NORTHERN FUND. PLEASE VISIT northernfunds.com FOR CURRENT FUND PERFORMANCE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

         NOT FDIC INSURED               (C)2002 Northern Funds.
----------------------------------      Northern Funds Distributors, LLC,
May lose value / No bank guarantee      not affiliated with Northern Trust.

IT ALL ADDS UP: GROWTH + VALUE. TO LEARN MORE ABOUT DIVERSIFYING YOUR PORTFOLIO WITH NORTHERN GROWTH AND VALUE FUNDS AND TO RECEIVE A PROSPECTUS, RETURN THIS REPLY CARD, CONTACT YOUR NORTHERN TRUST RELATIONSHIP MANAGER, OR CALL 877/565-8410. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. IT COVERS INVESTMENT POLICIES, RISK CONSIDERATIONS, CHARGES, AND EXPENSES.

Yes, I want to learn more about Growth and Value investing opportunities through Northern Funds.

/ / Please send me a Growth + Value Investor Kit, with information on the Northern Select Equity, Mid Cap Growth, Large Cap Value and Small Cap Value Funds.

/ / I'd like to have a Northern Funds representative call me to discuss my investment options.

Name:
--------------------------------------------------------------------------------

Address:
--------------------------------------------------------------------------------

City/State/Zip:
--------------------------------------------------------------------------------

Telephone Number/Best time to call:
--------------------------------------------------------------------------------

E-mail address:
--------------------------------------------------------------------------------

Relationship Manager (if known):
--------------------------------------------------------------------------------

                                                                    GV INS 11/02

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

     2    STATEMENTS OF ASSETS AND LIABILITIES

     3    STATEMENTS OF OPERATIONS

     4    STATEMENTS OF CHANGES IN NET ASSETS

     5    FINANCIAL HIGHLIGHTS

          SCHEDULES OF INVESTMENTS

          10  CALIFORNIA MUNICIPAL MONEY MARKET FUND

          15  MONEY MARKET FUND

          22  MUNICIPAL MONEY MARKET FUND

          45  U.S. GOVERNMENT MONEY MARKET FUND

          47  U.S. GOVERNMENT SELECT MONEY MARKET FUND

     48   NOTES TO THE FINANCIAL STATEMENTS

     50   ABBREVIATIONS AND OTHER INFORMATION

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                           NORTHERN FUNDS SEMIANNUAL REPORT 1 MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2002 (UNAUDITED)

                                                CALIFORNIA                          MUNICIPAL     U. S GOVERNMENT   U. S. GOVERNMENT
AMOUNTS IN THOUSANDS,                         MUNICIPAL MONEY        MONEY            MONEY            MONEY          SELECT MONEY
EXCEPT PER SHARE DATA                           MARKET FUND       MARKET FUND      MARKET FUND      MARKET FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                      $671,438        $6,310,540      $4,129,276          $423,845           $870,012
Repurchase agreements, at cost which
approximates fair market value                             -         2,280,290               -           315,413                  -
Cash                                                       -                 -               -                 -                134
Income receivable                                      2,458            25,844          16,673               148                421
Receivable from investment adviser                        14               189              90                20                 21
Prepaid and other assets                                  10               121              70               109                 11
Total Assets                                         673,920         8,616,984       4,146,109           739,535            870,599
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                             6                 7           2,802                 1                  -
Payable for securities purchased                       3,831            39,997          12,000            32,462              7,499
Distributions payable to shareholders                    559             9,758           3,817               753                881
Payable to affiliates:
Investment advisory fees                                  44               572             274                47                 58
Administration fees                                       16               214             103                18                 22
Custody and accounting fees                                2                 -               -                 5                 30
Transfer agent fees                                       11               143              69                12                 14
Trustee fees                                               -                 3               1                 -                  -
Accrued registration fees and other
liabilities                                               13               195             117                17                 29
Total Liabilities                                      4,482            50,889          19,183            33,315              8,533
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                          $669,438        $8,566,095      $4,126,926          $706,220           $862,066
------------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                       $669,374        $8,565,734      $4,126,678          $706,215           $862,008
Undistributed net investment income                       51               146             202                36                 59
Accumulated net realized gains (losses) on
Investments                                               13               215              46               (31)                (1)
Net Assets                                          $669,438        $8,566,095      $4,126,926          $706,220           $862,066
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
UNLIMITED AUTHORIZATION)                             669,396         8,565,822       4,126,671           706,247            862,048

NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                               $1.00             $1.00           $1.00             $1.00              $1.00
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                       CALIFORNIA                     MUNICIPAL   U.S GOVERNMENT    U.S.GOVERNMENT
                                                    MUNICIPAL MONEY      MONEY          MONEY          MONEY         SELECT MONEY
AMOUNTS IN THOUSANDS                                  MARKET FUND     MARKET FUND    MARKET FUND    MARKET FUND      MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                              $4,828       $91,825        $34,592          $6,501            $8,582

EXPENSES:
Investment advisory fees                                      1,725        25,669         11,891           1,864             2,585
Administration fees                                             459         6,793          3,152             495               683
Custody and accounting fees                                      72           901            414              80               133
Transfer agent fees                                             306         4,529          2,101             330               456
Registration fees                                                 3            18             12              11                 9
Professional fees                                                 8           110             67               9                19
Trustee fees and expenses                                         3            63             30               5                 7
Other                                                            14           251            118              76                27
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                               2,590        38,334         17,785           2,870             3,919
Less voluntary waivers of
investment advisory fees                                       (501)       (7,554)        (3,486)           (544)             (763)
Less expenses reimbursed by
investment adviser                                             (406)       (5,872)        (2,742)           (511)             (650)
Net Expenses                                                  1,683        24,908         11,557           1,815             2,506
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         3,145        66,917         23,035           4,686             6,076
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments                                                      13           365             46             (31)                -
Net Gains (Losses) on Investments                                13           365             46             (31)                -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                    $3,158       $67,282        $23,081          $4,655            $6,076
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS

                           NORTHERN FUNDS SEMIANNUAL REPORT 3 MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                            CALIFORNIA
                                             MUNICIPAL                                         MUNICIPAL
                                           MONEY MARKET             MONEY MARKET             MONEY MARKET
                                               FUND                     FUND                     FUND
                                    SIX MONTHS               SIX MONTHS                SIX MONTHS
                                      ENDED         YEAR       ENDED           YEAR      ENDED          YEAR
                                     SEPT.30,       ENDED     SEPT.30,        ENDED     SEPT.30,       ENDED
                                       2002        MAR. 31,     2002         MAR. 31,     2002        MAR. 31,
AMOUNTS IN THOUSANDS                (UNAUDITED)      2002    (UNAUDITED)       2002   (UNAUDITED)       2002
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $3,145      $8,767      $66,917     $258,560     $23,035      $70,621
Net realized gains (losses) on
investment transactions                      13           9          365         (125)         46          490
Net Increase in Net Assets
Resulting from Operations                 3,158       8,776       67,282      258,435      23,081       71,111
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
Shares sold                           1,465,454   2,106,612   10,922,016   24,600,748   6,331,875   11,368,349
Shares from reinvestment of
dividends                                   587       1,869       22,094       85,120       4,401       14,217
Shares redeemed                      (1,321,878) (2,082,192) (11,681,249) (24,186,053) (6,371,749) (10,683,634)
Net Increase (Decrease) in
Net Assets Resulting from
Capital Share Transactions              144,163      26,289     (737,139)     499,815     (35,473)     698,932
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income               (3,145)     (8,869)     (66,917)    (258,560)    (23,035)     (71,232)
Total Distributions Paid                 (3,145)     (8,869)     (66,917)    (258,560)    (23,035)     (71,232)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                              144,176      26,196     (736,774)     499,690     (35,427)     698,811
NET ASSETS:
Beginning of period                     525,262     499,066    9,302,869    8,803,179   4,162,353    3,463,542
End of period                          $669,438    $525,262   $8,566,095   $9,302,869  $4,126,926   $4,162,353
---------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                       $51         $51         $146         $146        $202         $202
---------------------------------------------------------------------------------------------------------------

                                                                  U.S. GOVERNMENT
                                          U.S. GOVERNMENT             SELECT
                                           MONEY MARKET            MONEY MARKET
                                               FUND                    FUND
                                     SIX MONTHS             SIX MONTHS
                                       ENDED         YEAR     ENDED         YEAR
                                      SEPT.30,      ENDED    SEPT.30,      ENDED
                                        2002       MAR. 31,    2002       MAR. 31,
AMOUNTS IN THOUSANDS                (UNAUDITED)      2002   (UNAUDITED)     2002
-------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $4,686     $18,570     $ 6,076     $28,441
Net realized gains (losses) on
investment transactions                     (31)          4           -          36
Net Increase in Net Assets
Resulting from Operations                 4,655      18,574       6,076      28,477
-------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
Shares sold                           1,092,608   2,842,268   1,018,557   4,114,700
Shares from reinvestment of
dividends                                 1,805       7,394       2,602      11,975
Shares redeemed                      (1,019,475) (2,813,718) (1,142,222) (4,282,626)
Net Increase (Decrease) in
Net Assets Resulting from
Capital Share Transactions               74,938      35,944    (121,063)   (155,951)
-------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income               (4,686)    (18,570)     (6,076)    (28,441)
Total Distributions Paid                 (4,686)    (18,570)     (6,076)    (28,441)
-------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                               74,907      35,948    (121,063)   (155,915)
NET ASSETS:
Beginning of period                     631,313     595,365     983,129   1,139,044
End of period                          $706,220    $631,313    $862,066    $983,129
-------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                       $36         $36         $59         $59
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

                                                                    CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                SIX MONTHS
                                                   ENDED          YEAR         YEAR        YEAR          YEAR        YEAR
                                                 SEPT. 30,       ENDED         ENDED       ENDED        ENDED       ENDED
                                                   2002         MAR.31,       MAR.31,     MAR.31,      MAR.31,     MAR.31,
SELECTED PER SHARE DATA                         (UNAUDITED)       2002         2001        2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00        $1.00        $1.00       $1.00        $1.00       $1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.01         0.02         0.03        0.03         0.03        0.03
Total Income from Investment Operations                0.01         0.02         0.03        0.03         0.03        0.03
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                            (0.01)       (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
Total Distributions Paid                              (0.01)       (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00        $1.00        $1.00       $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        0.52%        1.75%        3.06%       2.64%        2.75%       3.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $669,438     $525,262     $499,066    $404,617     $363,050    $224,843
Ratio to average net assets of:(2)
Expenses, net of waivers and reimbursements            0.55%        0.55%        0.55%       0.55%        0.55%       0.49%
Expenses, before waivers and
reimbursements                                         0.85%        0.89%        0.90%       0.91%        0.91%       0.94%
Net investment income, net of waivers and
reimbursements                                         1.03%        1.72%        2.98%       2.61%        2.68%       3.14%
Net investment income, before waivers and
reimbursements                                         0.73%        1.38%        2.63%       2.25%        2.32%       2.69%
----------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 5 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               MONEY MARKET FUND
                                              SIX MONTHS
                                                 ENDED          YEAR          YEAR           YEAR          YEAR           YEAR
                                               SEPT.30,        ENDED          ENDED         ENDED         ENDED          ENDED
                                                 2002         MAR.31,        MAR.31,       MAR.31,       MAR.31,        MAR.31,
SELECTED PER SHARE DATA                       (UNAUDITED)       2002          2001           2000          1999           1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00         $1.00          $1.00         $1.00         $1.00           $1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                0.01          0.03           0.06          0.05          0.05            0.05
Total Income from Investment Operations              0.01          0.03           0.06          0.05          0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                          (0.01)        (0.03)         (0.06)        (0.05)        (0.05)          (0.05)
Total Distributions Paid                            (0.01)        (0.03)         (0.06)        (0.05)        (0.05)          (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00         $1.00          $1.00         $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     0.74%         3.07%          6.09%         5.06%         5.04%           5.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $8,566,095    $9,302,869     $8,803,179    $6,237,231    $4,886,098      $3,296,030
Ratio to average net assets of:(2)
Expenses, net of waivers and reimbursements          0.55%         0.55%          0.55%         0.55%         0.55%           0.55%
Expenses, before waivers and
reimbursements                                       0.85%         0.88%          0.89%         0.89%         0.89%           0.90%
Net investment income, net of waivers and
reimbursements                                       1.48%         2.99%          5.91%         4.96%         4.91%           5.19%
Net investment income, before waivers and
reimbursements                                       1.18%         2.66%          5.57%         4.62%         4.57%           4.84%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         MUNICIPAL MONEY MARKET FUND
                                              SIX MONTHS
                                                 ENDED         YEAR           YEAR           YEAR          YEAR           YEAR
                                               SEPT.30,        ENDED          ENDED          ENDED        ENDED          ENDED
                                                 2002         MAR.31,        MAR.31,        MAR.31,      MAR.31,        MAR.31,
SELECTED PER SHARE DATA                       (UNAUDITED)      2002           2001           2000          1999           1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00        $1.00          $1.00        $1.00         $1.00           $1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.01         0.02           0.04         0.03          0.03            0.03
Total Income from Investment Operations                0.01         0.02           0.04         0.03          0.03            0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                            (0.01)       (0.02)         (0.04)       (0.03)        (0.03)          (0.03)
Total Distributions Paid                              (0.01)       (0.02)         (0.04)       (0.03)        (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00        $1.00          $1.00        $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.55%        1.96%          3.67%        3.01%         2.98%           3.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $4,126,926   $4,162,353     $3,463,542   $2,668,096    $2,384,030      $1,814,343
Ratio to average net assets of:(2)
Expenses, net of waivers and reimbursements            0.55%        0.55%          0.55%        0.55%         0.55%           0.55%
Expenses, before waivers and
reimbursements                                         0.85%        0.89%          0.89%        0.90%         0.89%           0.89%
Net investment income, net of waivers and
reimbursements                                         1.10%        1.90%          3.60%        2.96%         2.90%           3.20%
Net investment income, before waivers and
reimbursements                                         0.80%        1.56%          3.26%        2.61%         2.56%           2.86%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                SIX MONTHS
                                                   ENDED        YEAR          YEAR             YEAR          YEAR          YEAR
                                                 SEPT.30,       ENDED         ENDED            ENDED         ENDED        ENDED
                                                   2002        MAR.31,       MAR.31,          MAR.31,       MAR.31,      MAR.31,
SELECTED PER SHARE DATA                         (UNAUDITED)     2002          2001             2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00       $1.00         $1.00            $1.00        $1.00         $1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                  0.01        0.03          0.06             0.05         0.05          0.05
Total Income from Investment Operations                0.01        0.03          0.06             0.05         0.05          0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                            (0.01)      (0.03)        (0.06)           (0.05)       (0.05)        (0.05)
Total Distributions Paid                              (0.01)      (0.03)        (0.06)           (0.05)       (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00       $1.00         $1.00            $1.00        $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        0.72%       2.83%         5.97%            4.92%        4.94%         5.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $706,220    $631,313      $595,365         $537,950     $469,866      $417,042
Ratio to average net assets of:(2)
Expenses, net of waivers and reimbursements            0.55%       0.55%         0.55%            0.55%        0.55%         0.55%
Expenses, before waivers and
reimbursements                                         0.87%       0.89%         0.92%            0.92%        0.91%         0.93%
Net investment income, net of waivers and
reimbursements                                         1.42%       2.74%         5.79%            4.82%        4.82%         5.10%
Net investment income, before waivers and
reimbursements                                         1.10%       2.40%         5.42%            4.45%        4.46%         4.72%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                     U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED         YEAR             YEAR         YEAR           YEAR          YEAR
                                                SEPT.30,        ENDED            ENDED        ENDED          ENDED         ENDED
                                                  2002         MAR.31,          MAR.31,      MAR. 31,       MAR.31,       MAR.31,
SELECTED PER SHARE DATA                        (UNAUDITED)      2002             2001         2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00       $1.00            $1.00        $1.00          $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.01        0.03             0.06         0.05           0.05          0.05
Total Income from Investment Operations               0.01        0.03             0.06         0.05           0.05          0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                           (0.01)      (0.03)           (0.06)       (0.05)         (0.05)        (0.05)
Total Distributions Paid                             (0.01)      (0.03)           (0.06)       (0.05)         (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00       $1.00            $1.00        $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      0.67%       2.71%            5.89%        4.86%          4.87%         5.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $862,066    $983,129       $1,139,044     $689,742       $416,527      $306,425
Ratio to average net assets of:(2)
Expenses, net of waivers and reimbursements           0.55%       0.55%            0.55%        0.55%          0.55%         0.46%
Expenses, before waivers and
reimbursements                                        0.86%       0.88%            0.89%        0.90%          0.91%         0.93%
Net investment income, net of waivers and
reimbursements                                        1.33%       2.64%            5.70%        4.86%          4.73%         5.13%
Net investment income, before waivers and
reimbursements                                        1.02%       2.31%            5.36%        4.51%          4.37%         4.66%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

                           NORTHERN FUNDS SEMIANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.2%

CALIFORNIA - 98.7%
ABAG Financing Authority for
Non-Profit Corp. Revenue Bonds,
Series 2002, Jewish Community
Center Project (Allied Irish Bank LOC),
1.95%, 10/1/02                                              $300          $300
Alameda-Contra Costa California
School Financing Authorities Variable COP
(KBC Bank LOC),
Series 2002J,
1.65%, 10/7/02                                             5,200         5,200
Series 2002K,
1.65%, 10/7/02                                            14,600        14,600
Alisal California United School District COP,
Series 2002A (FSA Insured),
1.55%,10/7/02                                              1,000         1,000
California Community College
Financing Authority TRANS,
Series 2002A,
3.00%, 6/30/03                                             9,000         9,087
California Economic Development
Financing Authority VRDB, Series 2000,
California Independent Systems
Operation Corp. Project
(MBIA Insured),
1.70%, 10/7/02                                             2,885         2,885
California Health Facilities Financing
Authority Revenue Bonds,
Adventist Health Systems,
Series 1998B (MBIA Insured),
1.70%, 10/1/02                                               200           200
Series 2002A (JP Morgan Chase Bank LOC),
1.85%, 10/1/02                                             6,300         6,300
California Health Facilities Financing
Authority Revenue Bonds,
Series 2001A, Scripps Health Systems
(Bank One LOC),
1.50%, 10/7/02                                             7,000         7,000
California HFA Home Mortgage VRDB,
Series 2001C (AMT) (FSA Insured),
1.65%, 10/7/02                                             5,545         5,545
California HFA SFM Revenue Bonds (AMT), Merrill
Lynch P-Floats PT-640 (FGIC Insured),
1.80%, 10/7/02                                            $2,350        $2,350
California HFA Revenue Bonds,
Series II-R-44 (AMT), Solomon Smith
Barney ROC (AMBAC Insured),
1.73%, 10/7/02                                             2,195         2,195
California HFA SFM Revenue Bonds,
Series A -2 (AMT), P-Floats PT-258,
1.70%, 12/5/02                                             6,200         6,200
California HFA Revenue Bonds,
Merrill Lynch P-Floats PT-14,
1.45%, 2/20/03                                             1,250         1,250
California HFA Revenue Bonds (AMT),
Series 2001R (AMBAC Insured),
1.85%, 10/1/02                                             3,100         3,100
California Infrastructure and Economic
Development Revenue Bonds, Series 2002,
Academy of Motion Pictures & Arts &
Sciences (AMBAC Insured),
1.61%, 10/7/02                                             4,500         4,500
California Infrastructure and Economic
Development Revenue Bonds, Series 1999
(AMT), Starter Alternator Project,
1.65%, 10/7/02                                             2,700         2,700
California Pollution Control Financing
Authority Solid Waste Disposal,
Revenue Bonds, Series 1996B (AMT),
Shell Martinez Refining (Shell Oil Co. Gtd.),
1.25%, 10/1/02                                             2,000         2,000
California PCR Solid Waste Revenue Bonds
(AMT), Evergreen Distributors,
1.65%, 10/7/02                                             2,180         2,180
California Pollution Control Finance
Authority Environmental Improvement
Revenue Bonds, Series 1997B
(AMT) (Air Products & Chemicals Corp. Gtd.),
1.75%, 10/7/02                                             4,500         4,500
California Pollution Control Finance
Authority Bonds, San Diego Gas & Electric
(MBIA Insured),
Merrill Lynch P-Float PA-538R,                            17,660        17,660
1.88%, 10/7/02
Merrill Lynch P-Float PA-633R,                             8,600         8,600
1.88%, 10/7/02

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED

CALIFORNIA - 98.7% - (CONTINUED)
California Pollution Control Financing
Authority Revenue Bonds, Series 1994 (AMT),
Atlantic Richfield Co. Project,
1.95%, 10/1/02                                            $1,300        $1,300
California Pollution Control Financing
Authority Solid Waste Disposal Revenue
Bonds, Series A (AMT), Waste Management Project
(ABN AMRO Bank LOC),
1.63%, 10/7/02                                             6,800         6,800
California School Cash Reserve Program Authority
Pooled Bonds, Series 2001A,
3.00%, 7/3/03                                             15,000        15,148
California State Department of Water Control
Valley Project Revenue Bonds,
Merrill Lynch P-Floats PT-1183,
1.67%, 10/7/02                                             8,525         8,525
California State G.O. VRDB,
Merrill Lynch P-Floats PT-1257
(XL Capital Assurance Insured),
1.69%, 10/7/02                                            11,475        11,475
California State G.O. Bank of America Corp.
Variable Rate Certificates, Series 1997H
(Colld. by U.S. Government Securities),
1.65%, 10/7/02                                            26,210        26,210
California State G.O. Bonds,
Eagle Trust Series 20000507
(XL Capital Assurance Insured),
1.68%, 10/7/02                                            10,000        10,000
California State Revenue Bonds,
Anticipation Warrants,
Series 2002A,
1.80%, 10/25/02                                           25,000        25,001
Series 2002B,
3.00%, 11/27/02                                           31,000        31,056
Series 2002C,
2.00%, 1/30/03                                            40,000        40,012
California State Veterans G.O. Bonds,
Merlot Series 2000A (AMT)
(AMBAC Insured),
1.66%, 10/7/02                                             5,000         5,000
California Statewide Communities Development
Authority COP, Series 1999-176, Sutter
Health Obligated Group (FSA Insured),
1.75%, 6/19/03                                           $10,595       $10,595
California Statewide Communities
Development Authority Multifamily
Housing Revenue Bonds, Aqua Vista Project
(AIG Matched Funding GIC),
1.90%, 5/15/03                                            10,000        10,000
California Statewide Communities
Development Authority Revenue Bonds,
Series B, Children's Hospital (AMBAC Insured),
1.55%, 10/7/02                                            11,600        11,600
California Statewide Communities
Development Authority Revenue Bonds,
Series 2002 A, Jewish Federation
(Allied Irish Bank LOC),
1.65%, 10/7/02                                             5,455         5,455
California Statewide Communities
Development Authority Revenue Bonds,
Series 1993A, House Ear Institute Project
(JP Morgan Chase Bank LOC),
1.90%, 10/1/02                                             6,200         6,200
California Statewide Communities
Development Authority Revenue Bonds,
Series 2000, Ivy Hill Apartments Project
(Bank of America Insured),
1.65%, 10/7/02                                             2,900         2,900
California Statewide Communities
Development Authority TRAN,
Series B,
3.00%, 6/30/03                                             6,000         6,057
California Statewide Communities
Development Authority COP, Series 1995,
Covenant Retirement Communities
(LaSalle Bank LOC),
1.55%, 10/7/02                                             8,800         8,800
California Statewide Communities
Development Corp. COP,
Covenant Retirement Communities
(LaSalle Bank LOC),
1.55%, 10/7/02                                             2,500         2,500

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 11 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED

CALIFORNIA - 98.7% - (CONTINUED)
Castaic Union School District Revenue Bonds,
Series 2002, School Facilities Bridge
Funding Program (FSA Insured),
1.65%, 10/7/02                                            $2,100        $2,100
Charter Mac Certificates,
California-2 Series 2001 (AMT),
1.75%, 10/7/02                                            33,400        33,400
Chino Basin California Desalter Authority
Revenue Bonds, Series 2002A
(HypoVereinsbank LOC),
1.60%, 10/7/02                                             4,100         4,100
City of Irvine Limited Obligation
Improvement Bonds,
Assessment District No. 87-8,
1.85%, 10/1/02                                               154           154
Assessment District No. 97-16 (Soc Gen LOC),
1.85%, 10/1/02                                             1,000         1,000
Assessment District No. 97-17
(HypoVereinsbank LOC),
1.85%, 10/1/02                                             1,700         1,700
City of Irvine Refunding Bonds,
Assessment District No. 89-10
(HypoVereinsbank LOC),
1.85%, 10/1/02                                             1,870         1,870
East Bay California Municipal District
Water Systems Revenue Bonds,
Series 2002A, Alameda & Contra Costa
(FSA Insured)
1.55%, 10/7/02                                             6,000         6,000
Golden Empire School Financing
Authority Revenue Bonds,
Series 2001, Kern High School District Project
(Bank of New York LOC),
1.60%, 10/7/02                                             1,000         1,000
Grant High School District COP,
Bridge Funding Program (FSA Insured),
1.65%, 10/7/02                                             2,600         2,600
Irvine Ranch Water District COP,
Capital Improvement Project
(Toronto-Dominion Bank LOC),
1.80%, 10/1/02                                            $1,300        $1,300
Kern County TRAN,
Series 2002-03,
2.50%, 7/1/03                                              6,000         6,037
Long Beach Harbor Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-463,
1.80%, 10/7/02                                             6,530         6,530
Los Angeles Community Redevelopment
Agency Multifamily Housing Revenue
Bonds (AMT), Series A, Security
Building Project (FNMA Insured),
1.60%, 10/7/02                                             6,000         6,000
Los Angeles County Transportation
Authority Revenue Bonds,
Series A (MBIA Insured),
1.55%, 10/7/02                                             1,500         1,500
Los Angeles Department of Water &
Power Revenue VRDB,
Series 2001B-1,
1.65%, 10/1/02                                             4,400         4,400
Los Angeles Department of Water &
Power Revenue Bonds,
Series 2002A-2, Power System Subseries,
1.55%, 10/7/02                                            10,000        10,000
Los Angeles IDA Empowerment Zone
Revenue Bonds, Series 2001 (AMT),
Megatoys Project (California State
Teachers Retirement LOC),
1.65%, 10/7/02                                             3,000         3,000
Los Angeles IDA Revenue Bonds,
Series 2001 (AMT),
Wing Hing Noodle Co. Project
(Comerica Bank LOC),
1.65%, 10/7/02                                             2,900         2,900
Los Angeles Multifamily Housing
Revenue Bonds, Series K,
Mayer Warner Center Project 1985
(FNMA Gtd.),
1.56%, 10/7/02                                            10,000        10,000

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED

CALIFORNIA - 98.7% - (CONTINUED)
Los Angeles Unified School District TRAN,
Series 02, JP Morgan Chase Trust
Receipts (MBIA Insured),
1.60%, 10/7/02                                            $6,665        $6,665
Los Angeles Wastewater Revenue Bonds
(FGIC Insured),
Series A,
1.88%, 10/31/02                                           10,000        10,000
Series B,
1.88%, 10/31/02                                            3,000         3,000
Lynwood Unified School District COP,
Series A, Bridge Financing Project
(KBC Bank LOC),
1.65%, 10/7/02                                             7,000         7,000
Metropolitan Water District of Southern
California Waterworks Revenue Bonds,
Series 154 (MBIA Insured ),
1.80%, 6/12/03                                            19,995        19,995
Newman Capital Trust Program Class A
Certificates, Series 2001-1 (AMT) (FHLMC Gtd.),
1.88%, 10/7/02                                             8,000         8,000
Oakland California Revenue Bonds,
Merlots Series 2000M (AMBAC Insured),
1.61%, 10/7/02                                             3,000         3,000
Ontario California IDA Revenue Bonds,
L.D. Brinkman & Co. Project
(Bank of America LOC),
1.95%, 10/1/02                                               600           600
Orange County Limited Obligation
Improvement Bonds,
Irvine Coast Assessment District No. 88-1
(SocGen LOC),
1.90%, 10/1/02                                               700           700
Orange County Multifamily Housing Revenue
Bonds, Series 1992A, Heritage Pointe
Project (Allied Irish Bank LOC),
1.65%, 10/7/02                                               200           200
Orange County Sanitation District
Refunding COP, Nos. 1-3, 5-7 &11,
1.85%, 10/1/02                                             1,100         1,100
Orange County Sanitation District Refunding COP,
Series 2000A,
1.85%, 10/1/02                                              $450          $450
Series 2000A,
1.85%, 10/1/02                                             3,200         3,200
Series 2000B,
1.85%, 10/1/02                                             2,335         2,335
Palmdale Community Redevelopment
Mortgage Revenue Bonds,
First Union Merlots Series 2000-TTT (AMT)
(Colld. by U.S. Government Securities),
1.66%, 10/7/02                                             6,145         6,146
Peninsula Corridor Joint Powers Board BAN,
2.00%, 1/23/03                                             3,000         3,005
Placer Unified High School District TRAN,
Series 2002,
1.88%, 10/17/03                                            4,000         4,018
Port of Oakland CP, Series D (AMT)
(Bank of America LOC),
1.35%, 10/4/02                                            20,400        20,400
Redlands Unified School District COP,
Series 2002, School Facilities Bridge
Funding Program (FSA Insured),
1.65%, 10/7/02                                             2,200         2,200
Sacramento County Multifamily Housing
Authority Revenue Bonds, Series 1992A (AMT),
Shadowood Apartment Project
(GE Capital Corp. LOC),
1.70%, 10/7/02                                            10,500        10,500
Sacramento County Sanitation District
Revenue Bonds,
First Union Merlots Series 2000SSS
(Colld. by U.S. Government Securities),
1.61%, 10/7/02                                             2,600         2,600
Sacramento-Yolo Port District VRDB,
Series 1997A (AMT), California Free
Trade Zone Project
(Wells Fargo Bank LOC),
1.70%, 10/7/02                                             1,500         1,500

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 13 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.2% - CONTINUED

CALIFORNIA - 98.7% - (CONTINUED)
San Bernardino County Multifamily Housing
Revenue Bonds, Series A,
Monterey Villas Apartments (FHLB LOC),
1.50%, 10/7/02                                           $1,700         $1,700
San Bernardino County SFM Revenue Bonds,
First Union Merlots Series 2001A-21 (AMT),
1.75%, 10/7/02                                            1,440          1,440
San Francisco City & County Airports
Commission International Airport Revenue Bonds
(AMT), P-Floats PA-661 (FSA Insured),
1.80%, 10/7/02                                            6,905          6,905
San Francisco City & County Redevelopment
Agency Multifamily Housing Revenue Bonds,
Series 1985B, Bayside Village Project
(Bank of America LOC),
1.42%, 10/7/02                                            2,400          2,400
Southern California Public Power Authority
Refunding Revenue Bonds, Series C,
Palo Verde Project (AMBAC Insured),
1.55%, 10/7/02                                            4,850          4,850
Sulphur Springs Unified School District COP,
Bridge Funding Project (FSA Insured),
1.65%, 10/7/02                                            6,900          6,900
SunAmerica Pooled Puttable Floating Option
Tax-Exempt Receipts (AMT), Series
2001-1, Class A Certificates (FHLMC Gtd.)
1.80%, 10/7/02                                           41,555         41,555
Tustin Limited G.O. Improvement Bonds,
Series A, Reassessment District No. 95-2
(KBC Bank LOC),
1.85%, 10/1/02                                            4,500          4,500
Vista City Multifamily Housing Revenue Bonds,
Merrill Lynch P-Floats PT-476 (FHLMC Gtd.),
1.69%, 10/7/02                                            8,610          8,610
Western River Side County Wastewater
Treatment System Authority Revenue Bonds
(Dexia Credit Local LOC),
1.85%, 10/1/02                                            2,700          2,700
Windsor Multifamily Housing Revenue Bonds,
Series 1995A (AMT), Oakmont at Windsor Project
(JP Morgan Chase Bank LOC),
1.65%, 10/7/02                                            3,015          3,015
--------------------------------------------------------------------------------
                                                                      $660,766
--------------------------------------------------------------------------------
PUERTO RICO - 1.5%
Puerto Rico Commonwealth TRAN,
2.50%, 7/30/03                                           $3,800         $3,831
Puerto Rico Public Finance Corp.
Morgan Stanley Floater Certificates,
Series 2001-52 (MBIA Insured),
1.55%, 8/15/03                                            6,345          6,345
--------------------------------------------------------------------------------
                                                                        10,176
--------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $670,942)                           $670,942

                                                      NUMBER OF
                                                         SHARES          VALUE
                                                         (000S)         (000S)
--------------------------------------------------------------------------------
OTHER -- 0.0%
Federated Tax-Exempt
Money Market Fund No. 80                                    496            496
--------------------------------------------------------------------------------
TOTAL OTHER (COST $496)                                                    496

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.2% (COST $671,438)                             671,438

Liabilities less Other Assets - (0.2)%                                  (2,000)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $669,438

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
MONEY MARKET FUND

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
CERTIFICATES OF DEPOSIT - 21.4%

DOMESTIC CERTIFICATES OF DEPOSIT - 6.0%
American Express Centurion Bank,
1.75%, 10/10/02                                          $65,000       $65,000
Bank of New York,
2.07%, 8/20/03                                            50,000        50,004
Chase Manhattan Bank, Delaware Branch,
1.75%, 11/6/02                                            45,000        45,000
National City Bank, Cleveland Branch,
2.24%, 1/15/03                                            20,000        20,000
National City Bank of Indiana,
2.27%, 12/23/02                                           32,500        32,500
1.70%, 3/25/03                                            12,500        12,501
Southtrust Bank, N.A.,
1.75%, 12/4/02                                            75,000        75,000
State Street Bank, Boston,
1.73%, 10/28/02                                          100,000       100,000
1.72%, 12/9/02                                            25,000        24,999
US Bank, Cincinnati Branch,
2.51%, 6/5/03                                             25,000        24,997
Wells Fargo Bank N.A., San Francisco Branch,
1.76%, 12/18/02                                           30,000        30,000
1.73%, 1/21/03                                            35,000        35,000
--------------------------------------------------------------------------------
                                                                       515,001
--------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT - 15.4%
Alliance & Leicester Group Treasury PLC,
1.96%, 11/12/02                                           10,000        10,000
Australia & New Zealand Bank, New York Branch,
2.62%, 5/19/03                                            11,000        10,999
Bank of Nova Scotia, London Branch,
2.05%, 11/18/02                                           20,000        20,000
2.01%, 11/29/02                                           17,500        17,500
Bank of Nova Scotia, Portland Branch,
2.03%, 11/18/02                                           25,000        25,000
Barclays Bank, London Branch,
2.21%, 3/7/03                                             30,000        30,001
Bayerische Landesbank Girozentrale,
1.76%, 10/1/02                                            50,000        50,000
BNP Paribas, New York Branch,
2.18%, 12/5/02                                           $50,000       $50,000
Canadian Bank Imperial Bank of Commerce,
2.01%, 10/29/02                                           25,000        25,000
Credit Agricole Indosuez, London Branch,
2.02%, 10/31/02                                           40,000        40,000
Credit Lyonnais, New York Branch,
1.77%, 11/1/02                                            25,000        25,000
1.77%, 12/12/02                                           37,000        37,000
Credit Suisse First Boston, New York Branch,
1.95%, 11/12/02                                           35,000        35,000
2.12%, 12/2/02                                            40,000        40,000
Deutsche Bank, New York Branch,
2.54%, 10/4/02                                            87,500        87,500
1.98%, 12/30/02                                           35,000        35,000
Dexia Bank Belgium, New York Branch,
2.24%, 3/10/03                                            25,000        25,001
HBOS Treasury Services, London Branch,
1.75%, 2/18/03                                             7,500         7,500
1.71%, 3/25/03                                            70,000        70,002
Lloyds Bank, London Branch,
1.95%, 11/12/02                                           50,000        50,000
2.00%, 1/14/03                                            35,000        35,001
Natexis Banques Populaires, New York Branch,
1.99%, 11/8/02                                            20,000        20,000
2.02%, 11/29/02                                           17,500        17,500
National Australia Bank, London Branch,
1.72%, 1/27/03                                            30,000        30,000
2.02%, 3/24/03                                            35,000        35,001
2.39%, 6/17/03                                            35,000        35,005
Nordea Bank Finland, New York Branch,
2.29%, 10/31/02                                           20,000        20,001
Royal Bank of Canada, New York Branch,
2.52%, 10/4/02                                            15,000        15,000
Royal Bank of Scotland, New York Branch,
2.65%, 5/19/03                                            20,000        19,998
Societe Generale, London Branch,
2.04%, 11/18/02                                           40,000        40,000
2.04%, 3/27/03                                            50,000        50,002

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 15 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
CERTIFICATES OF DEPOSIT - 21.4% - CONTINUED

FOREIGN CERTIFICATES OF DEPOSIT - 15.4% - (CONTINUED)
Societe Generale, New York Branch,
1.84%, 3/28/03                                            $45,000      $44,987
2.11%, 1/24/03                                             25,000       25,000
Svenska Handlesbanken, London Branch,
2.04%, 11/7/02                                             12,500       12,501
Swedbank, New York Branch,
1.70%, 3/25/03                                             41,000       41,000
Toronto Dominion Bank, New York Branch,
2.11%, 12/4/02                                             25,000       25,000
1.72%, 1/27/03                                             42,500       42,500
UBS AG, Stamford Branch,
2.26%, 12/23/02                                            75,000       75,001
2.34%, 2/18/03                                             47,500       47,500
--------------------------------------------------------------------------------
                                                                     1,321,500
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,836,501)                      1,836,501

COMMERCIAL PAPER - 14.9%

AUTO RECEIVABLES - 0.1%
FCAR Owner Trust I,
1.92%, 12/9/02                                             10,000        9,963
--------------------------------------------------------------------------------
C&I MACHINES AND COMPUTER EQUIPMENT - 1.9%
Cooperative Association of Tractor,
Series A,
1.77%, 12/3/02                                              1,500        1,495
1.78%, 1/10/03                                              7,000        6,965
Series B,
1.73%, 10/7/02                                              2,000        1,999
1.82%, 10/15/02                                             2,000        1,999
International Business Machines Credit,
2.08%, 11/25/02                                           145,000      144,539
--------------------------------------------------------------------------------
                                                                       156,997
--------------------------------------------------------------------------------
ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 2.1%
General Electric Capital Corp.,
1.76%, 3/17/03                                             35,000       34,714
General Electric Capital Services, Inc.,
2.00%, 10/1/02                                             73,500       73,500
General Electric Co.,
2.00%, 10/1/02                                            $70,000      $70,000
--------------------------------------------------------------------------------
                                                                       178,214
--------------------------------------------------------------------------------
FOOD AND KINDRED PRODUCTS - 0.6%
Nestle Capital Corp.,
1.73%, 10/15/02                                            50,000       49,966
--------------------------------------------------------------------------------
FOOD STORES - 0.6%
Tesco PLC,
1.68%, 10/15/02                                            37,500       37,476
1.68%, 11/6/02                                             12,500       12,479
--------------------------------------------------------------------------------
                                                                        49,955
--------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTION - 3.7%
Caisse des Depots et Consignations,
1.75%, 10/29/02                                            25,000       24,966
Dexia Delaware LLC,
1.75%, 10/3/02                                             20,000       19,998
Hamburgische Landesbank,
1.75%, 10/9/02                                             60,000       59,977
Internationale Nederlanden U.S. Funding Corp.,
2.10%, 11/25/02                                            40,750       40,619
Nordea North America, Inc.,
1.73%, 11/15/02                                            10,000        9,978
Northern Rock,
1.75%, 10/18/02                                            12,000       11,990
Rabobank Nederland N.V.,
1.99%, 11/4/02                                             25,000       24,953
Societe Generale North America, Inc.,
1.68%, 2/14/03                                             78,000       77,506
Spintab-Swedmortgage AB,
1.73%, 12/17/02                                            50,000       49,815
--------------------------------------------------------------------------------
                                                                       319,802
--------------------------------------------------------------------------------
MULTI-SELLER CONDUITS - 2.7%
Amstel Funding Corp.,
2.01%, 10/25/02                                            25,500       25,466
2.02%, 11/1/02                                             60,000       59,896
Edison Asset Securitization,
1.96%, 11/20/02                                            50,000       49,864
Lexington Parker Capital,
2.02%, 10/22/02                                            31,500       31,463
1.99%, 12/2/02                                             20,000       19,931

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
COMMERCIAL PAPER - 14.9% - CONTINUED

MULTI-SELLER CONDUITS - 2.7% - (CONTINUED)
Ness LLC,
2.02%, 10/28/02                                          $20,000       $19,970
2.02%, 11/20/02                                            5,054         5,039
2.05%, 11/25/02                                           17,000        16,947
Tulip Funding Corp.,
2.10%, 10/8/02                                             5,000         4,998
--------------------------------------------------------------------------------
                                                                       233,574
--------------------------------------------------------------------------------
PETROLEUM REFINING AND RELATED - 1.4%
BP Capital PLC,
1.71%, 10/28/02                                           21,000        20,973
Shell Finance (UK) PLC,
1.65%, 10/15/02                                           25,000        24,984
Shell Finance Netherland,
1.75%, 10/9/02                                            62,500        62,476
Total Fina Elf Capital,
1.74%, 10/1/02                                             9,000         9,000
--------------------------------------------------------------------------------
                                                                       117,433
--------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKER - 0.2%
Goldman Sachs & Co.,
2.02%, 11/1/02                                            20,000        19,965
--------------------------------------------------------------------------------
SINGLE SELLER CONDUITS - 0.2%
Atlantis One Funding Corp.,
1.95%, 11/4/02                                            20,000        19,963
--------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 0.8%
Moriarty Ltd.,
1.95%, 11/8/02                                            30,000        29,938
2.10%, 11/22/02                                           15,000        14,955
North Coast Funding LLC,
2.05%, 11/6/02                                            20,000        19,959
--------------------------------------------------------------------------------
                                                                        64,852
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.6%
International Lease Finance Corp.,
1.70%, 10/11/02                                            7,400         7,397
1.75%, 10/28/02                                           10,000         9,987
1.77%, 11/1/02                                            12,500        12,481
1.81%, 2/5/03                                             25,000        24,840
--------------------------------------------------------------------------------
                                                                        54,705
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $1,275,389)                             1,275,389

CORPORATE NOTES/BONDS - 8.2%

AUTO RECEIVABLES - 0.1%
Daimler Chrysler Auto Trust,
Series 2002-A, Class A1,
1.95%, 5/6/03                                            $10,443       $10,444
Ford Credit Auto Owner Trust,
Series 2002-B, Class A1,
2.01%, 3/17/03                                               270           270
--------------------------------------------------------------------------------
                                                                        10,714
--------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
ADE Investments LLC Loan Program VRN,
Series 1998-A (First of America LOC),
1.99%, 10/7/02                                             6,835         6,835
Bonbright Distributors, Inc. Taxable VRDN,
Series 1998,
2.02%, 10/7/02                                             4,540         4,540
Courtyards of Mackinaw LLC Mortgage Revenue
Bond, Series 1999-H (First of America LOC),
1.99%, 10/7/02                                             3,950         3,950
FBC Chemical Corp. Taxable VRDN, Series 2000
(National City Bank of Pennsylvania LOC),
2.02%, 10/7/02                                             3,345         3,345
JCM Properties LP VRN,
Series 1998,
2.02%, 10/7/02                                             2,435         2,435
KBL Capital Fund, Inc.,
Series A (First of America LOC),
1.99%, 10/7/02                                             5,530         5,530
Schreiber Industrial Park-North Co. Taxable
VRDN, Series 1997,
2.02%, 10/7/02                                             4,800         4,800
Vreba-Hoff Funding, Inc.
Notes, Series 1998-A (National City Bank of
Michigan LOC),
1.99%, 10/7/02                                             3,950         3,950
--------------------------------------------------------------------------------
                                                                        35,385
--------------------------------------------------------------------------------
COLLATERALIZED LOAN OBLIGATION - 0.8%
Syndicated Loan Funding Trust, Senior
Secured Notes, Series 2001-12, (1)
1.85%, 12/9/02                                            70,000        70,000
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 17 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
CORPORATE NOTES/BONDS - 8.2% - CONTINUED

DOMESTIC DEPOSITORY INSTITUTITION - 2.8%
Bank One N.A. Chicago,
1.72%, 1/27/03                                           $25,000       $25,000
1.75%, 2/5/03                                             32,000        32,000
1.75%, 3/20/03                                            37,500        37,500
Marshall & Ilsley Bank Note,
6.15%, 12/2/02                                            19,000        19,110
Wells Fargo Bank,
1.68%, 3/25/03                                            45,000        44,998
1.68%, 3/26/03                                            62,500        62,500
1.61%, 4/2/03                                             20,000        20,000
--------------------------------------------------------------------------------
                                                                       241,108
--------------------------------------------------------------------------------
ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 0.4%
General Electric Capital Corp.,
6.70%, 10/1/02                                            20,800        20,800
6.44%, 10/6/02                                             3,250         3,252
General Electric Capital Corp., Global Bonds,
6.40%, 1/15/03                                             6,000         6,070
--------------------------------------------------------------------------------
                                                                        30,122
--------------------------------------------------------------------------------
HEALTH SERVICES - 0.4%
Healthcare Network Properties LLC Loan Program
VRN,Series 1999-A (National City Bank LOC),
1.99%, 10/7/02                                            18,900        18,900
Baptist Medical Plaza Associate Ltd. Taxable
VRDN, Series 1997,
1.96%, 10/7/02                                            13,175        13,175
--------------------------------------------------------------------------------
                                                                        32,075
--------------------------------------------------------------------------------
INTERNATIONAL RECEIVABLES - 0.3%
Holmes Financing PLC FRN,
1.83%, 10/15/02                                           25,000        25,000
--------------------------------------------------------------------------------
NONDEPOSITORY PERSONAL CREDIT - 1.7%
American Express Credit Co.,
1.77%, 2/14/03                                           100,000        99,981
1.81%, 3/25/03                                            45,000        45,000
--------------------------------------------------------------------------------
                                                                       144,981
--------------------------------------------------------------------------------
REAL ESTATE - 0.0%
Wilmington Pike LLC Project
VRDN, Series 2000,
2.02%, 10/7/02                                            $3,205        $3,205
--------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKER - 0.3%
Goldman Sachs Group, Inc., MTN, (1)
2.45%, 12/20/02                                           25,000        25,000
--------------------------------------------------------------------------------
STUCTURED INVESTMENT VEHICLES - 1.0%
CC USA, Inc. MTN,
2.38%, 2/3/03                                             15,000        15,000
K2 (USA) LLC MTN,
2.61%, 10/10/02                                            5,000         5,000
2.45%, 12/2/02                                             5,000         5,000
2.72%, 12/2/02                                            15,000        15,000
Links Finance LLC MTN,
2.32%, 1/27/03                                            45,000        44,999
--------------------------------------------------------------------------------
                                                                        84,999
--------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $702,589)                            702,589

EURODOLLAR TIME DEPOSITS - 4.8%

Banque Bruxelles Lambert, Brussels,
2.00%, 10/1/02                                            30,110        30,110
HBOS Treasury Services, London,
2.03%, 10/1/02                                           231,000       231,000
Ing Bank, Amsterdam,
2.00%, 10/1/02                                           102,948       102,948
Lloyds Bank, London,
2.02%, 10/1/02                                            50,000        50,000
--------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $414,058)                         414,058

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 3.9%

ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 2.9%
Alaska State Housing Finance Corp.
Taxable Bonds, Series 2001D,
1.85%, 10/7/02                                            $9,970        $9,970
California HFA Home Mortgage Revenue
Bonds, Series R,
1.73%, 10/7/02                                            54,070        54,070
Connecticut State Housing Finance Authority
Taxable VRDN, Series 2001-A4,
1.80%, 10/7/02                                            12,250        12,250
New York State HFA
Taxable VRDB, Series 2001-B,
1.80%, 10/7/02                                             7,000         7,000
Texas State Veterans' Housing Program
Taxable Fund II, Series 99A-2,
1.85%, 10/7/02                                            21,000        21,000
Virginia State Commonwealth Mortgage HDA Bonds,
Series A,
1.85%, 10/7/02                                           133,915       133,915
Series B,
1.85%, 10/7/02                                             2,855         2,855
Series C,
1.85%, 10/7/02                                             6,210         6,210
--------------------------------------------------------------------------------
                                                                       247,270
--------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
Malone College Project Taxable VRDN,
(National City Bank LOC),
2.02%, 10/7/02                                             3,150         3,150
Mubea, Inc. Project Taxable VRDN,
Series 1998,
1.90%, 10/7/02                                             6,500         6,500
Series 1999,
1.95%, 10/7/02                                             4,000         4,000
Series 2000,
2.02%, 10/7/02                                             6,095         6,095
--------------------------------------------------------------------------------
                                                                        19,745
--------------------------------------------------------------------------------
EXECUTIVE, LEGISLATIVE & GENERAL - 0.5%
City of Baton Rouge, Louisiana Taxable
Refunding Bonds, Series 2002A,
1.86%, 10/7/02                                            $6,200        $6,200
Cook County, Illinois Taxable G.O. Bonds,
Series 2002-A,
1.86%, 10/7/02                                            16,500        16,500
New York City Taxable BAN,
Series A -11,
1.88%, 10/7/02                                            10,000        10,000
Seattle, Washington Ltd. G.O. Bonds,
Series 1996-C,
1.80%, 10/7/02                                             7,695         7,695
--------------------------------------------------------------------------------
                                                                        40,395
--------------------------------------------------------------------------------
HEALTH SERVICES - 0.1%
Flint, Michigan Hospital Building Authority Loan
Program Notes, Series 1997-A,
Hurley Medical Center,
1.90%, 10/7/02                                             9,500         9,500
--------------------------------------------------------------------------------
PUBLIC FINANCE TAX - 0.1%
New Jersey Economic Development Authority
Taxable VRN, Series 1997-B, MSNBC/CNBC
Project,
1.80%, 10/1/02                                            10,601        10,601
--------------------------------------------------------------------------------
WATER TRANSPORTATION - 0.1%
Massachusetts Port Authority Special Project
Revenue Bonds, Series 2001-B
(GE Capital Corp. LOC),
1.85%, 10/7/02                                             5,400         5,400
--------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $332,911)                            332,911

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 19 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 16.8%

FEDERAL FARM CREDIT BANK - 2.0%
FFCB Bond
1.85%, 8/1/03                                            $50,000       $49,985
1.70%, 10/1/03                                            20,000        19,997
2.30%, 10/10/03                                           50,000        50,246
FFCB Discount Notes
1.63%, 11/13/02                                           24,000        23,953
1.63%, 11/15/02                                           15,000        14,969
1.57%, 5/30/03                                            12,375        12,245
--------------------------------------------------------------------------------
                                                                       171,395
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 1.6%
FHLB Bond
5.13%, 1/13/03                                             4,100         4,136
5.50%, 1/21/03                                             8,440         8,530
5.13%, 9/15/03                                            42,730        44,065
FHLB Discount Notes
1.73%, 10/9/02                                            25,000        24,990
1.65%, 10/23/02                                           15,750        15,734
1.65%, 11/1/02                                             2,300         2,297
2.02%, 7/1/03                                             19,000        18,709
1.58%, 8/14/03                                            20,000        19,722
--------------------------------------------------------------------------------
                                                                       138,183
--------------------------------------------------------------------------------
FREDDIE MAC - 5.6%
FHLMC Bond
7.38%, 5/15/03                                           100,401       103,616
5.75%, 7/15/03                                            40,000        41,074
FHLMC Discount Notes
1.65%, 10/17/02                                            8,000         7,994
1.65%, 10/24/02                                           78,000        77,918
1.62%, 10/31/02                                           11,974        11,958
1.64%, 11/7/02                                            20,000        19,966
1.91%, 12/26/02                                           75,000        74,658
1.71%, 8/14/03                                            38,000        37,428
1.79%, 9/11/03                                            93,223        91,645
1.74%, 9/12/03                                            15,000        14,749
--------------------------------------------------------------------------------
                                                                       481,006
--------------------------------------------------------------------------------
FANNIE MAE - 7.1%
FNMA Bond
6.38%, 10/15/02                                          $60,000       $60,081
2.25%, 1/28/03                                            11,000        11,009
4.63%, 5/15/03                                            19,667        19,934
4.00%, 8/15/03                                            16,594        16,903
FNMA FRN
1.70%, 12/5/02                                            24,000        23,999
FNMA Discount Notes
1.71%, 10/1/02                                            65,300        65,300
1.63%, 10/23/02                                            7,400         7,393
1.65%, 10/30/02                                           50,000        49,934
1.68%, 11/12/02                                            6,000         5,988
2.08%, 12/2/02                                            23,132        23,049
1.87%, 12/4/02                                            90,000        89,702
1.78%, 1/8/03                                             50,000        49,755
1.81%, 5/1/03                                             33,363        33,007
2.01%, 6/27/03                                            75,000        73,874
1.80%, 7/25/03                                            80,000        78,812
--------------------------------------------------------------------------------
                                                                       608,740
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 0.5%
1.59%, 8/1/03                                             32,500        32,064
1.58%, 8/5/03                                              9,000         8,878
--------------------------------------------------------------------------------
                                                                        40,942
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,440,266)                     1,440,266

U.S. GOVERNMENT OBLIGATIONS - 3.7%

U.S. TREASURY BILL - 1.8%
1.61%, 10/24/02                                          100,000        99,896
1.58%, 10/31/02                                           50,000        49,934
--------------------------------------------------------------------------------
                                                                       149,830
--------------------------------------------------------------------------------
U.S. TREASURY NOTE - 1.9%
5.25%, 8/15/03                                            50,000        51,576
5.75%, 8/15/03                                            50,000        51,801
2.75%, 9/30/03                                            55,000        55,619
--------------------------------------------------------------------------------
                                                                       158,996
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $308,826)                      308,826
--------------------------------------------------------------------------------
INVESTMENTS, AT AMORTIZED COST (COST $6,310,540)                    $6,310,540

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
REPURCHASE AGREEMENTS - 26.6%

(COLLD. BY U.S. GOVERNMENT SECURITIES)
UBS-Warburg LLC, dated 9/30/02,
repurchase price $250,014,
2.00%, 10/1/02                                         $250,000       $250,000
Bear Sterns, Inc., dated 9/30/02,
repurchase price $850,048
2.03%, 10/1/02                                          850,000        850,000
Greenwich Capital Markets, Inc., dated 9/30/02,
repurchase price $325,018,
2.04%, 10/1/02                                          325,000        325,000
Goldman Sachs, dated 9/30/02,
repurchase price $475,026,
1.96%, 10/1/02                                          475,000        475,000
Lehman Brothers, Inc., dated 9/30/02,
repurchase price $80,294,
2.00%, 10/1/02                                           80,290         80,290
Credit Suisse First Boston Corp., dated 9/30/02,
repurchase price $300,017,
2.00%, 10/1/02                                          300,000        300,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $2,280,290)                        2,280,290

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3% (COST $8,590,830)                         8,590,830

Liabilities less Other Assets - (0.3)%                                 (24,735)

--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  8,566,095

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $95,000 OR 1.1% OF NET ASSETS.


SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 21 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0%

ALABAMA - 0.2%
Birmingham Medical Clinic Board VRDB,
University of Alabama Health Services
(Amsouth Bank LOC),
1.85%, 10/7/02                                            $3,000        $3,000
Gadsen Industrial Development Board
PCR Bonds, Alabama Power Co. Project
(Alabama Power Gtd.),
2.10%, 10/1/02                                             2,100         2,100
Oxford G.O. Unlimited Warrants, Series 1996,
Trust Receipts SGB34 (AMBAC Insured),
1.77%, 10/7/02                                             4,250         4,250
--------------------------------------------------------------------------------
                                                                         9,350
--------------------------------------------------------------------------------
ALASKA - 0.1%
Alaska International Airports Revenue VRDB,
Series 1999-I (AMT), Merlots (AMBAC Insured),
1.80%, 10/7/02                                             3,750         3,750
--------------------------------------------------------------------------------
ARIZONA - 0.6%
Apache County IDA VRDN, Series 1996 (AMT),
Imperial Components, Inc. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             1,090         1,090
Arizona Health Facilities Authority Revenue Bonds,
Series A, Arizona Healthcare Pooled Financing
(Caisse des Depots et Consignations GIC),
2.25%, 10/7/02                                             1,750         1,750
Maricopa County IDA SFM Revenue Bonds,
Series 2001-2B, First Union Merlots 2001A126,
1.80%, 10/7/02                                             2,400         2,400
Phoenix IDA SFM, Series 2001-2A (AMT),
Merrill P-Floats PT-1344,
1.76%, 10/7/02                                             9,845         9,845
Salt River Project System Revenue Refunding
Bonds, Tax-Exempt Eagle Trust Series 2002A,
1.77%, 10/7/02                                             8,000         8,000
--------------------------------------------------------------------------------
                                                                        23,085
--------------------------------------------------------------------------------
ARKANSAS - 0.3%
Arkansas Hospital Equipment Finance Authority
Revenue VRDB, Series 1998, AHA Pooled Finance
Program (Bank of America LOC),
1.75%, 10/7/02                                             5,850         5,850
Lowell City IDR VRDB, Series 1996 (AMT),
Little Rock Newspapers, Inc. Project
(Bank of New York LOC),
1.80%, 10/7/02                                            $3,250        $3,250
West Memphis City IDR VRDN (AMT),
Proform Co. LLC Project (U.S. Bank LOC),
1.95%,10/7/02                                              1,950         1,950
--------------------------------------------------------------------------------
                                                                        11,050
--------------------------------------------------------------------------------
CALIFORNIA - 6.0%
California Economic Development Finance
Authority Revenue VRDB, 2000 Series,
Independent System Operator Corp. Project
(MBIA Insured),
1.75%, 10/7/02                                             2,500         2,500
California Pollution Control Finance Authority
Bonds, San Diego Gas & Electric (MBIA Insured),
Merrill Lynch P-Floats PA-538R,
1.88%,10/7/02                                              1,400         1,400
Merrill Lynch P-Floats PA-633R,
1.88%, 10/7/02                                             2,200         2,200
California State Revenue Anticipation Warrants,
Series 2002A,
1.80%, 10/25/02                                           55,000        55,003
Series 2002A,
2.50%, 10/25/02                                           45,000        45,024
Series 2002B,
2.50%, 11/27/02                                           75,000        75,081
Series 2002C,
2.00%, 1/30/03                                            25,000        25,008
Charter Mac Variable Rate Certificates,
Series 2001 (AMT),
Califorina-2,
1.75%, 10/7/02                                             1,600         1,600
National-2,
1.88%, 10/7/02                                            20,000        20,000
Los Angeles Wastewater System VRDB,
Series D (FGIC Insured),
1.88%, 10/31/02                                           15,500        15,500

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

CALIFORNIA - 6.0% - (CONTINUED)
SunAmerica Pool Multifamily Revenue Bonds,
Series 2001-1 (AMT), Class A Certificates
(FHLMC Gtd.),
1.80%, 10/7/02                                            $6,100        $6,100
--------------------------------------------------------------------------------
                                                                       249,416
--------------------------------------------------------------------------------
COLORADO - 2.6%
Colorado HFA Economic Development Revenue
Bonds (AMT), Metal Sales Manufacturing
Corp. Project (U.S. Bank LOC),
1.98%, 10/7/02                                             2,500         2,500
Colorado HFA Economic Development Revenue
Bonds (AMT), Walker Manufacturing Co.
Project (Bank One LOC),
2.00%, 10/7/02                                             3,200         3,200
Colorado HFA Multifamily Insured Mortgage
Revenue VRDB, Series A (Colorado HFA Insured),
1.77%, 10/7/02                                            22,920        22,920
Colorado HFA Revenue Bonds (AMT),
Genesis Innovations LLC (Bank One LOC),
2.04%, 10/7/02                                             5,340         5,340
Colorado HFA SFM Revenue Bonds,
First Union Merlot Series 2001A-2 (AMT),
1.80%, 10/7/02                                             6,000         6,000
Colorado Student Obligation Bond Authority
Revenue VRDB, Series A (AMT) (AMBAC Insured),
1.75%, 10/7/02                                            30,755        30,755
Denver Airport System Revenue VRDB,
Series 2000A (AMT), Merrill Lynch P-Floats
PA-763 (AMBAC Insured),
1.85%, 10/7/02                                             4,995         4,995
Denver City & County Multifamily Housing VRDB,
Series 1985, Ogden Residence Project
(Bank of America LOC),
2.00%, 10/1/02                                             7,220         7,220
Greenwood Village G.O. Bonds, Series 2000,
Fiddlers Business Improvement District
(U.S. Bank LOC),
2.15%, 12/2/02                                             7,300         7,300
Jefferson County TAN,
School District R-001,
2.50%, 6/30/03                                            10,000        10,081
Pitkin County IDA Bonds, Series 1994B (AMT),
Aspen Skiing Co. Project (Bank One LOC),
2.15%, 10/1/02                                            $7,500        $7,500
--------------------------------------------------------------------------------
                                                                       107,811
--------------------------------------------------------------------------------
DELAWARE - 1.2%
Delaware Economic Development Authority
IDR VRDN (AMT), Delaware Clean Power
Project,
Series 1997C,
1.86%, 10/7/02                                            12,200        12,200
Series 1997D,
1.85%, 10/7/02                                            20,000        20,000
New Castle County Airport Revenue Bonds
(AMT), Flightsafety International, Inc. Project
(Berkshire Hathaway, Inc. Gtd.),
1.73%, 10/7/02                                            16,615        16,615
--------------------------------------------------------------------------------
                                                                        48,815
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia G.O. Refunding VRDB,
Series PA-568, P-Float (FSA Insured),
1.76%, 10/7/02                                             4,165         4,165
District of Columbia G.O. Refunding VRDB,
Series 1999B-12, ROC II (FSA Insured),
1.77%, 10/7/02                                            10,000        10,000
District of Columbia Metropolitan Airport
Authority Revenue Bonds (AMT), SMB
ROC No. 54 (MBIA Insured),
1.83%, 10/7/02                                             6,070         6,070
District of Columbia Revenue Bonds,
Lowell School, Inc. Project (Wachovia Bank LOC),
1.70%, 10/7/02                                             2,750         2,750
District of Columbia Water & Sewer Authority
VRDB, Series 1998, Citibank Eagle
Trust 985201 (FSA Insured),
1.77%, 10/7/02                                             3,300         3,300
District of Columbia Water & Sewer Revenue
Bonds, Citicorp Eagle Trust 8121A (FSA Insured),
1.77%, 10/7/02                                             7,590         7,590
--------------------------------------------------------------------------------
                                                                        33,875
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 23 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

FLORIDA - 5.4%
Capital Project Finance Authority VRDB,
Series 2000H, Loan Program (Caisse des
Depots et Consignations GIC),
2.25%, 10/7/02                                           $22,400       $22,400
Charter Mac Certificate Trust I,
National Series 2002 (AMT),
1.88%, 10/7/02                                            15,000        15,000
Florida State Board of Education Capital
Outlay Revenue Bonds,
Citicorp Eagle Trust Series 20000902,
1.77%, 10/7/02                                             4,550         4,550
Florida Department of Juvenile Justice COP,
First Union Merlots Series 2000-000
(MBIA Insured),
1.75%, 10/7/02                                             6,265         6,265
Florida Housing Finance Corp. Revenue
VRDB (AMT), Merrill Lynch P-Floats PT-451,
Homeowner Mortgage Services (FSA Insured),
1.80%, 10/7/02                                             3,280         3,280
Greater Orlando Aviation Authority Revenue
Refunding VRDB (AMT), Series E,
Orlando Airport Facility (FSA Insured),
1.75%, 10/7/02                                             8,000         8,000
Hillsborough County School District TOB,
PCR-4 (MBIA Insured),
1.93%, 10/7/02                                             7,145         7,145
Jacksonville PCR Refunding Bonds,
Series 1994, Florida Power & Light Project,
1.40%, 10/11/02                                           12,000        12,000
Jacksonville Health Facilities Authority
Hospital Revenue Bonds, Series 1997C,
Charity Obligation Group (MBIA Insured),
1.70%, 10/7/02                                               400           400
Lake County IDA Revenue VRDB (AMT),
Locklando Door & Millwork
(Wachovia Bank LOC),
1.80%, 10/7/02                                             3,900         3,900
Miami-Dade County IDR VRDN, Series 1998 (AMT),
Fine Art Lamps Project (SunTrust Bank LOC),
1.80%, 10/7/02                                             1,800         1,800
Ocean Highway & Port Authority Revenue
VRDB (AMT) (ABN AMRO Bank LOC),
1.80%, 10/7/02                                            $1,900        $1,900
Orange County CP, Series A,
1.35%, 12/5/02                                             5,000         5,000
Orange County HFA Bonds, Series 1987A,
Citicorp Eagle Trust (Colld. by GNMA Securities),
1.77%, 10/7/02                                             1,510         1,510
Orange County Health Facility Authority VRDB,
Series 2000A, Florida Hospital Association
Health Facility Loan Program (Caisse des
Depots et Consignations GIC),
2.25%, 10/7/02                                            63,600        63,600
Orange County Health Facility Revenue
Bonds, Municipal Trust Receipts Series 17,
Adventist-Health (AMBAC Insured),
1.88%, 10/7/02                                            19,965        19,965
Putman County Development Authority PCR Bonds,
Series D, Seminole Electric Cooperative Project
(National Rural Utilities Cooperative
Finance Co. Gtd.),
2.00%, 12/15/02                                           10,000        10,000
Putman County Development Authority PCR Bonds,
National Rural Utility Seminole Electric H-4
(National Rural Utilities Cooperative
Finance Co. Gtd.),
1.60%, 3/15/03                                             7,000         7,000
Sarasota County Public Hospital Revenue VRDB,
Series 1996A, Sarasota Memorial Hospital Project,
1.40%, 10/11/02                                            5,800         5,800
1.45%, 11/8/02                                            10,000        10,000
Sarasota County Public Hospital District Revenue
VRDN, Series C, Sarasota Memorial Hospital
Project (SunTrust Bank LOC),
1.35%, 10/9/02                                             4,000         4,000
Sunrise Utility System Revenue Refunding Bonds,
Series 1998A, PTOB PCR19 (AMBAC Insured),
1.93%, 10/7/02                                             7,935         7,935
--------------------------------------------------------------------------------
                                                                       221,450
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

GEORGIA - 3.4%
Albany-Dougherty County Hospital Authority
Revenue VRDB, Series 2002, Phoebe Putney
Memorial Hospital (AMBAC Insured),
1.90%, 10/1/02                                            $2,200        $2,200
Atlanta Airport Authority Revenue Bonds,
First Union Merlots Series B (AMT)
(FGIC Insured),
1.80%, 10/7/02                                             5,800         5,800
Atlanta Housing Authority Multifamily Revenue
VRDN, Series 1999 (AMT), Village of East Lake
Phase II (Bank of America LOC),
1.80%, 10/7/02                                            10,100        10,100
Atlanta Urban Residential Finance Authority
Revenue Bonds, Series 2000 (AMT), Carver
Redevelopment Project (SunTrust Bank LOC),
1.80%, 10/7/02                                             2,700         2,700
Burke County Development Authority PCR VRDB,
Series 4, Georgia Power Co., Plant Vogtle
Project (Georgia Power Gtd.),
2.05%, 10/1/02                                               600           600
Clayton County Development Authority IDR VRDB,
Series 1996 (AMT), Blue Circle Aggregates, Inc.
Project (Danske Bank LOC),
1.80%, 10/7/02                                             5,300         5,300
Clayton County Housing Authority Multifamily
Housing Revenue VRDB, Series 1985, Rivers
Edge Development (FHLMC Gtd.),
1.70%, 10/7/02                                             2,300         2,300
Dekalb County Hospital Authority Revenue
VRDB, Series B, Dekalb Medical Center
(SunTrust Bank LOC),
1.70%, 10/7/02                                               955           955
DeKalb County Multifamily Housing Authority
VRDB, Series 2002 (AMT), Wesley Club
Apartments (SunTrust Bank LOC),
1.80%, 10/7/02                                             3,000         3,000
Fulton County Development Authority Revenue
Bonds, Series 2002, Lovett School Project
(SunTrust Bank LOC),
1.70%, 10/7/02                                             3,000         3,000
Georgia State G.O. VRDB,
Eagle Trust Series 97C1001,
1.77%, 10/7/02                                           $15,500       $15,500
Eagle Trust Series 97C1002,
1.77%, 10/7/02                                            15,100        15,100
Eagle Trust Series 99D1002,
1.77%, 10/7/02                                            17,280        17,280
Georgia State Road and Highway Authority
Revenue BAN, Series 2001,
2.75%, 11/20/02                                           20,000        20,012
Gwinnet County Development Authority IDR
Bonds (AMT), CBD Management LLC Project
(Wachovia Bank LOC),
1.80%, 10/7/02                                             2,500         2,500
Gwinnet County Housing Authority Revenue
Bonds (AMT), Herrington Mill Apartments
Project (SunTrust Bank LOC),
1.80%, 10/7/02                                             5,000         5,000
Haralson County Development Authority IDR
Bonds (AMT), Series 1995, Gold Kist, Inc.
Project (Harris Trust & Savings LOC),
1.90%, 10/7/02                                             7,500         7,500
Henry County Development Authority Revenue
Bonds, Series 1997 (AMT), Atlas Roofing Corp.
Project (Fleet National Bank LOC),
1.80%, 10/7/02                                             4,150         4,150
Macon-Bibb County Urban Development
Authority Revenue VRDB, Bibb County Law
Enforcement Center Project (Wachovia Bank LOC),
1.65%, 10/7/02                                             2,200         2,200
Savannah Economic Development Authority
Revenue VRDN, Series 1997 (AMT), Georgia
Kaolin Terminals (Bank of America LOC),
1.80%, 10/7/02                                             5,000         5,000
Thomas-Upson County IDR Bonds (AMT),
Oracle, Inc. Project (Bank One LOC),
2.04%, 10/7/02                                             3,990         3,990
Waleska Downtown Development Authority
Revenue Bonds, Reinhardt College Project
(Regions Bank of Alabama LOC),
1.78%, 10/7/02                                             3,600         3,600

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 25 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

GEORGIA - 3.4% - (CONTINUED)
Whitfield County IDA Revenue Bonds (AMT),
H&S Whitting, Inc. Project (Bank of America LOC),
1.80%, 10/7/02                                            $1,400        $1,400
--------------------------------------------------------------------------------
                                                                       139,187
--------------------------------------------------------------------------------
HAWAII - 0.4%
Hawaii State Airport System Revenue Bonds,
Series 2000B (AMT), Merrill Lynch
P-Floats PA-765 (FGIC Insured),
1.85%, 10/7/02                                             2,495         2,495
Hawaii State G.O. Bonds, Citicorp Eagle
Trust 20001101 (FGIC Insured),
1.77%, 10/7/02                                             6,000         6,000
Honolulu City and County G.O. Bonds,
Series C (FGIC Insured),
2.85%, 12/4/02                                            10,000        10,014
--------------------------------------------------------------------------------
                                                                        18,509
--------------------------------------------------------------------------------
ILLINOIS - 12.3%
Arlington Heights IDR Bonds, Series 1997
(AMT), 3E Graphics & Printing Project
(Harris Trust & Savings Bank LOC),
1.80%,10/7/02                                              2,585         2,585
Aurora IDR Bonds, Series 2001 (AMT),
Kenson Industries, Inc. Project
(Harris Trust & Savings Bank LOC),
1.75%, 10/7/02                                             3,400         3,400
Chicago Board of Education G.O. Unlimited
VRDB, Series A PA 616, School Reform
Board (FGIC Insured),
1.76%, 10/7/02                                             5,405         5,405
Chicago Board of Education G.O. Bonds,
First Union Merlots Series 2001A47, School
Reform (FGIC Insured),
1.75%, 10/7/02                                             6,240         6,240
Chicago City G.O. Equipment Notes
(Harris Trust & Savings Bank LOC),
2.10%, 10/2/02                                            13,200        13,200
Chicago City Sales TRB, Series 1998,
PCR-8 PTOB (FGIC Insured),
1.93%, 10/7/02                                             3,885         3,885
Chicago Gas Supply Revenue Bonds,
Series 2000D (AMT), Peoples Gas Light &
Coke Co. Project,
1.75%, 11/20/02                                          $37,500       $37,500
Chicago G.O. Project & Refunding Bonds,
Series 1998M, Bank of America Partnership
(FGIC Insured),
1.78%, 10/7/02                                             4,900         4,900
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Insured),
1.77%, 10/7/02                                            11,600        11,600
Chicago IDR Bonds, Series 1998 (AMT),
Freedman Seating Co. Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             3,530         3,530
Chicago IDR VRDB, Series 1996B (AMT),
Guernsey Bel, Inc. Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             2,655         2,655
Chicago IDR VRDB, Series 2001 (AMT),
John Hofmeister & Sons (Harris Trust
& Savings Bank LOC),
1.80%, 10/7/02                                             6,000         6,000
Chicago Midway Airport Revenue VRDB,
Series 1995 (AMT), American Transit
Air, Inc. Project (Bank One LOC),
1.80%, 10/7/02                                             5,500         5,500
Chicago Multifamily Housing Revenue VRDB,
Series 1999A (AMT), Renaissance Center LP
Project (Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             5,250         5,250
Chicago O'Hare International Airport Revenue
VRDB, Series 2002 (AMT), O'Hare Technology
Center II Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             5,000         5,000
Chicago O'Hare International Airport Revenue
Bonds, Series A (AMT), American
Airlines, Inc.
Project (Citibank LOC),
2.10%, 10/1/02                                             2,600         2,600
Chicago School Reform Board G.O. VRDB,
Series 1996, Bank of America (MBIA Insured),
1.88%, 10/7/02                                             8,200         8,200

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - 12.3% - (CONTINUED)
Chicago SFM Revenue VRDB, Series C (AMT), First
Union Merlots Series 2000A31,
1.80%, 10/7/02                                            $1,925        $1,925
Chicago SFM Revenue Bonds, Series 1998C-1
(AMT), Merrill P-Floats PT-233,
1.80%, 10/7/02                                             4,865         4,865
City Of Chicago (AMT), Series 2000,
Chicago O'Hare International Airport
(Commerzbank LOC),
1.60%, 10/22/02                                            5,000         5,000
Crestwood IDR VRDB (AMT), GMG
Warehouse LLC Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             2,550         2,550
Des Plaines City VRDB, Series 1996 (AMT),
Finzer Roller, Inc. Project (Harris Trust &
Savings Bank LOC),
1.80%, 10/7/02                                             1,200         1,200
Elgin City IDR VRDB, Series 1999 (AMT), Questek
Manufacturing Corp. (American National
Bank & Trust LOC),
1.95%, 10/7/02                                             3,400         3,400
Elgin City Industrial Project Revenue VRDB (AMT),
1925 Holmes Road Project (Harris Trust &
Savings Bank LOC)
1.80%, 10/7/02                                             3,300         3,300
Elgin City IDR VRDB, Series 1996A (AMT),
Bailey Development LLC Project
(LaSalle Bank LOC),
1.76%, 10/7/02                                             3,000         3,000
Frankfort IDR VRDB, Series 1996 (AMT),
Bimba Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             2,950         2,950
Fulton IDR VRDB, Series 1998 (AMT), Drives, Inc.
Project (Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             3,375         3,375
Illinois Development Finance Authority Revenue
Bonds, Series 1999D-2, AMR Pooled Finance
Program (Fifth Third Bank LOC),
2.30%, 11/1/02                                             7,500         7,500
Illinois Development Finance Authority Revenue
Bonds, Chicago Shakespeare Project
(LaSalle Bank LOC),
1.69%, 10/7/02                                            $4,100        $4,100
Illinois Development Finance Authority Revenue
Bonds (AMT), Series 1994, NU-Way Industries, Inc.
Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             1,400         1,400
Illinois Development Finance Authority IDR VRDB
(AMT), Olson International Limited Project
(American National Bank & Trust LOC),
2.00%, 10/7/02                                             2,205         2,205
Illinois Development Finance Authority IDR VRDB,
Series 1997A (AMT), Randall Metals Corp.
Project (LaSalle Bank LOC),
2.10%, 10/7/02                                             2,265         2,265
Illinois Development Finance Authority IDR
VRDB (AMT), Astron Midwestern, Inc. Project
(American National Bank & Trust LOC),
1.90%, 10/7/02                                             3,685         3,685
Illinois Development Finance Authority IDR VRDB,
Series 1999 (AMT), Amtex Steel, Inc. Project
(LaSalle Bank LOC),
1.76%, 10/7/02                                             5,500         5,500
Illinois Development Finance Authority Revenue
VRDB, Series 1989 (AMT), DE Akin Seed Co.
(Bank One LOC),
1.85%, 10/7/02                                             1,050         1,050
Illinois Development Finance Authority Revenue
Bonds, Series 1998 (AMT), Flying Food Fare, Inc.
(Bank of America LOC),
1.85%, 10/7/02                                             5,500         5,500
Illinois Development Finance Authority Revenue
VRDN, Series 1999 (AMT), Elite Manufacturing
Technology, Inc. Project (Harris Trust & Savings
Bank LOC),
1.80%, 10/7/02                                             4,000         4,000
Illinois Development Finance Authority Revenue
VRDN, Series 1999A (AMT), Nuevo Hombres LLC
Project (American National Bank & Trust LOC),
1.95%, 10/7/02                                             5,405         5,405

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 27 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - 12.3% - (CONTINUED)
Illinois Development Finance Authority IDR VRDN
(AMT), Bimba Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                            $2,080        $2,080
Illinois Development Finance Authority
Bonds (AMT), M-Wave (America National
Bank & Trust LOC),
1.99%, 10/7/02                                             3,280         3,280
Illinois Development Finance Authority Revenue
Bonds, Series 2001, British Home For Retired
Men & Women Project (LaSalle Bank LOC),
1.68%, 10/7/02                                             4,000         4,000
Illinois Development Finance Authority Industrial
Project Revenue VRDN, Series 1990 (AMT),
Solar Press, Inc. Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             2,700         2,700
Illinois Development Finance Authority VRDB,
Series 1996, Chicago Symphony Orchestra
Project (Bank of America LOC),
1.65%, 10/7/02                                               850           850
Illinois Development Finance Authority VRDN,
Series 1997 (AMT), Ciccone Food Products, Inc.
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             4,100         4,100
Illinois Development Finance Authority Water
Facilities Revenue VRDB (AMT),
Illinois-American Water (MBIA Insured),
1.80%, 10/7/02                                             5,000         5,000
Illinois Educational Facilities Authority Revenue
Bonds, University of Chicago,
2.10%, 10/2/02                                             6,000         6,000
1.65%, 7/1/03                                              3,000         3,000
1.60%, 8/1/03                                              6,000         6,000
Illinois Health Facilities Authority Revenue
Bonds, Evanston Hospital Corp.,
Series 1985B,
1.85%, 10/31/02                                           10,000        10,000
Series 1987B,
1.48%, 2/27/03                                             5,000         5,000
Series 1995,
1.35%, 10/17/02                                           10,000        10,000
Series 1996,
1.50%, 11/21/02                                          $10,000       $10,000
Illinois Health Facilities Authority VRDB,
Series 1996, Proctor Hospital (Bank One LOC),
1.70%, 10/7/02                                             3,050         3,050
Illinois Health Facilities Authority Revenue Bonds,
Series 166, Sinai Health System (AMBAC Insured),
1.65%, 8/7/03                                              5,000         5,000
Illinois HDA Multifamily Revenue VRDB (AMT),
Series B, Louis Joliet Apartments
(Harris Trust & Savings LOC),
1.80%, 10/7/02                                             1,015         1,015
Illinois State G.O. Bonds, Series 2002,
Tax-Exempt Eagle Trust 20021301,
Illinois First (FGIC Insured),
1.77%, 10/7/02                                             5,000         5,000
Illinois State RAN,
3.00%, 4/15/03                                            20,000        20,174
2.50%, 5/15/03                                            23,000        23,154
3.00%, 6/15/03                                            80,000        80,850
Illinois State Sales Tax Revenue Bonds,
Salomon Smith Barney Eagle Trust,
1.77%, 10/7/02                                             5,045         5,045
Joliet Regional Port District Building Revenue
Bonds, Series 1985, Dow Chemical Co. Project
(Dow Chemical Gtd.),
2.25%, 10/1/02                                             9,810         9,810
Metro Pier & Exposition Authority TRB,
First Union Merlots Series 2000VVV
(FGIC Insured),
1.75%, 10/7/02                                             6,000         6,000
Metropolitan Pier & Exposition Authority TRB,
Citigroup Eagle Trust Series 20026001,
McCormick Place Expansion
(MBIA Insured),
1.77%, 10/7/02                                            10,000        10,000
Michigan Strategic Fund (AMT)
Series 2001, Mold Masters Co. Project
(Bank One LOC),
2.04%, 10/7/02                                             4,600         4,600

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - 12.3% - (CONTINUED)
Regional Transportation Authority Revenue
Bonds, Series 20001303 (MBIA Insured),
1.77%, 10/7/02                                           $10,210       $10,210
Rockford IDR VRDB, Series 1998 (AMT),
Ring Can Corp. Project (SunTrust Bank LOC),
1.80%,10/7/02                                              2,000         2,000
Rockford Revenue Bonds,
Wesley Willows Obligated Group
(Marshall & Ilsley LOC),
2.05%, 10/1/02                                               600           600
Romeoville IDR VRDB, Series 1997 (AMT),
Metropolitan Industries, Inc. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             2,000         2,000
Savanna IDR VRDB, Series 1994 (AMT),
Metform Corp. Project (Bank One LOC),
1.80%, 10/7/02                                             6,500         6,500
St. Clair County IDR VRDN (AMT),
Stellar Manufacturing Project
(Bank of America LOC),
1.85%, 10/7/02                                             4,750         4,750
University of Illinois Auxiliary Facility
Revenue Bonds, Eagle Trust Series 20001301
(MBIA Insured),
1.77%, 10/7/02                                             3,000         3,000
University of Illinois Revenue Bonds,
Auxiliary Facility System,
Merlots Series 2000S (MBIA Insured),
1.75%, 10/7/02                                             3,500         3,500
Village of Ladd IDR Bonds, Series 1996 (AMT),
O'Neal Metals, Inc. Project (Bank of America LOC),
1.85%, 10/7/02                                             7,500         7,500
Village of Niles IDR VRDB, Series 1996 (AMT),
Lewis Spring & Manufacturing Co. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             1,990         1,990
Village of Vernon Hills IDR Bonds (AMT),
Accurate Transmissions, Inc. (LaSalle Bank LOC),
1.79%, 10/7/02                                             4,100         4,100
West Chicago City IDR VRDB, Series 1999
(AMT), Royal Gold Ribbon Foods Project
(Bank One LOC),
1.95%, 10/7/02                                            $2,000        $2,000
Will County Solid Waste Bonds, Series 1997
(AMT), BASF Corp.,
2.15%, 10/1/02                                             8,800         8,800
Will-Kankakee Regional Development Authority
Revenue Bonds (AMT), T.H. Davidson & Co., Inc.
Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             3,910         3,910
--------------------------------------------------------------------------------
                                                                       508,193
--------------------------------------------------------------------------------
INDIANA - 4.5%
Anderson City Economic Development Revenue VRDB,
Series 1996 (AMT), Gateway Village Project,
1.78%, 10/7/02                                             2,790         2,790
Avilla Economic Development Revenue Bonds,
Series 1996 (AMT), Pent Assemblies, Inc.
Project (Bank One LOC),
2.00%, 10/7/02                                             4,000         4,000
Dekko Foundation Education Facilities COP,
Series 1 (Bank One LOC),
1.90%, 10/7/02                                             5,275         5,275
Hammond City Economic Development
Revenue Bonds, Series 1996A (AMT),
Annex at Douglas Point Project,
1.78%, 10/7/02                                             2,840         2,840
Indiana Bond Bank Advance Funding
Program Notes, Series A-2,
2.25%, 1/22/03                                            75,000        75,137
Indiana Development Finance Authority Bonds,
Youth Opportunity Center Project (Bank One LOC),
1.70%, 10/7/02                                             1,700         1,700
Indiana Development Finance Authority VRDB,
Series 2001 (AMT), Bhar Co. Project
(Bank One LOC),
2.04%, 10/7/02                                             2,100         2,100
Indiana Development Finance Authority
IDR VRDB (AMT), Red Gold, Inc. Project
(Harris Trust & Savings Bank LOC),
Series 1994A,
1.80%, 10/7/02                                             4,200         4,200

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 29 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

INDIANA - 4.5% - (CONTINUED)
Series 1994B,
1.80%, 10/7/02                                            $2,600        $2,600
Indiana Health Facilities Finance Authority
Revenue Bonds, Series 2001A-4, Ascension
Health Credit Group,
1.80%, 3/4/03                                             13,500        13,500
Indiana State HFA SFM Revenue Bonds (AMT)
(FNMA Gtd.),
First Union Merlots Series 2000B6,
1.80%, 10/7/02                                             8,145         8,145
First Union Merlots Series 2001A2,
1.80%, 10/7/02                                             1,925         1,925
Indiana Transportation Authority Highway
Revenue Bonds, Citicorp Eagle Trust
Series 981402,
1.77%, 10/7/02                                            17,690        17,690
Fort Wayne Economic Development Revenue
Bonds (AMT), Series 2002,
Ottenweller Co., Inc. Project (Bank One LOC),
1.94%, 10/7/02                                             3,050         3,050
Laporte Economic Development VRDB,
Series 2001 (AMT), Alpha Baking Co., Inc.
Project (Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             2,130         2,130
Madison Economic Development Authority
Revenue VRDB (AMT), Arvin Sango, Inc.
Project (Huntington National Bank LOC),
1.90%, 10/7/02                                             9,600         9,600
Monroe County Hospital Authority Revenue
VRDB, Series 1999, Bloomington Hospital
and Continuing Care (MBIA Insured),
1.70%, 10/7/02                                             6,000         6,000
Newton County Economic Development Revenue
VRDB, Intec Group, Inc. Project (LaSalle Bank LOC),
1.76%, 10/7/02                                             5,500         5,500
North Vernon Economic Development Revenue
Bonds (AMT), Oak Meadows Apartments Project,
1.75%, 10/7/02                                             3,160         3,160
Sullivan PCR VRDB, Series 1985L-3,
Hoosier Energy Rural Electric (Natural Rural
Utilities Coop Finance Gtd.),
1.45%, 10/11/02                                            6,200         6,200
Tippecanoe County PCR Bonds (AMT),
Caterpillar, Inc. Project,
1.88%, 10/7/02                                            $8,750        $8,750
--------------------------------------------------------------------------------
                                                                       186,292
--------------------------------------------------------------------------------
IOWA - 0.1%
Iowa Finance Authority Economic Development
Revenue Bonds, Series 2002, Iowa West
Foundation Project (U.S. Bank LOC),
1.65%, 10/7/02                                               400           400
Iowa Finance Authority Single Family Revenue
Bonds (AMT), Wachovia Merlots Series 2002A46,
1.80%, 10/7/02                                             5,000         5,000
--------------------------------------------------------------------------------
                                                                         5,400
--------------------------------------------------------------------------------
KANSAS - 0.3%
Kansas City GNMA Collateralized Mortgage
Revenue Bonds, Series 1988B (AMT),
1.85%, 10/7/02                                             2,395         2,395
Kansas Development Finance Authority VRDB,
Series 2001 (AMT), Oak Ridge Park II Apartments,
1.88%, 10/7/02                                             3,650         3,650
Kansas State Department of Transportation Highway
Revenue VRDB, Eagle Series 20001601,
1.77%, 10/7/02                                             5,975         5,975
Olathe City IDR VRDB, Series 1997A (AMT),
Diamant Boart, Inc. Project (Deutsche Bank LOC),
1.80%, 10/7/02                                             1,000         1,000
--------------------------------------------------------------------------------
                                                                        13,020
--------------------------------------------------------------------------------
KENTUCKY - 1.9%
Carroll County Solid Waste Disposal VRDB
(AMT), Celotex Corp. (Citibank LOC),
1.80%, 10/7/02                                             7,890         7,890
Carroll County Solid Waste Disposal Revenue
Bonds (AMT), BPB Acquisition Project
(Citibank LOC),
1.80%, 10/7/02                                             5,000         5,000
Clark County Industrial Building Revenue
VRDB, Series 1996 (AMT), Bluegrass
Art Cast Project (Bank One LOC),
2.00%, 10/7/02                                             2,090         2,090

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

KENTUCKY - 1.9% - (CONTINUED)
Franklin County G.O. Refunding Notes,
Series 2001 (Bank One LOC),
1.79%, 10/7/02                                            $5,300        $5,300
Henderson County VRDB, Series 2002B1,
Kentucky Hospital Association Health
Facilities (Bank of America GIC),
1.90%, 10/7/02                                            10,900        10,900
Kenton County Airport Board Revenue Bonds,
Series 2000A (AMT), Delta Air Lines, Inc.
Project (Commerzbank LOC),
1.85%, 10/7/02                                             5,000         5,000
Kentucky Association of Counties TRAN,
3.00%, 6/30/03                                             8,500         8,582
Kentucky Development Finance Authority
Revenue Bonds (AMT), Republic Services, Inc.
Project (Bank of America LOC),
1.85%, 10/7/02                                             8,500         8,500
Kentucky Housing Corp. Revenue Bonds,
First Union Merlots Series 2000B9 (AMT),
1.80%, 10/7/02                                             9,980         9,980
Kentucky State Turnpike Economic Development
Authority VRDN, Morgan Stanley Floating Rate
Trust Certificate 2000 Series 293 (AMBAC Insured),
1.76%, 10/7/02                                             4,070         4,070
Lexington-Fayette Urban County Airport
First Mortgage Revenue Bonds, Series 1998A
(MBIA Insured),
2.15%, 10/1/02                                             1,200         1,200
Logan/Todd Regional Water Commission BAN,
3.00%, 8/1/03                                              2,500         2,530
Louisville & Jefferson County Regional
Airport Authority Revenue BAN, Series 1997A (AMT),
Airport Systems (National City Bank LOC),
1.80%, 10/7/02                                             6,245         6,245
--------------------------------------------------------------------------------
                                                                        77,287
--------------------------------------------------------------------------------
LOUISIANA - 0.9%
Ascension Parish Revenue VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.)
Series 1995,
2.15%, 10/1/02                                               300           300
Series 1997,
2.15%, 10/1/02                                               500           500
Series 1998,
2.15%, 10/1/02                                            $2,900        $2,900
Jefferson Parish Economic Development Corp.
VRDB, Series 2000 (AMT), Walle Corp. Project
(Bank One LOC),
2.00%, 10/7/02                                             8,500         8,500
Jefferson Parish Home Mortgage Authority
Bonds (AMT), Merrill Lynch P-Floats
Series PT-264,
1.80%, 10/7/02                                             4,585         4,585
Jefferson Parish Home Mortgage Authority
SFM Revenue Bonds (AMT), Merlot Series
2001A79 (FNMA Gtd.),
1.80%, 10/7/02                                             5,480         5,480
Lake Charles Harbor & Terminal District
Revenue Bonds, Lehman Floating Rate Trust
(Bank of America Gtd.)
1.74%, 10/7/02                                             5,075         5,075
Louisiana Housing Finance Agency Mortgage
Revenue VRDB, Merrill Lynch P-Floats
Series P T-634 (Colld. by FNMA Securities),
1.85%, 10/7/02                                             4,995         4,995
Louisiana Public Facilities Authority Revenue
VRDB, Series 2002, Huntington Park Apartments
(Colld. by FNMA Securities),
1.78%, 10/7/02                                             4,050         4,050
--------------------------------------------------------------------------------
                                                                        36,385
--------------------------------------------------------------------------------
MAINE - 0.4%
Maine Public Utility Finance Bank Revenue
VRDN, Series 1996 (AMT), Maine Public
Service Co. Project (Bank of New York LOC),
1.80%, 10/7/02                                             5,000         5,000
Maine State Housing Authority Mortgage
Purchase VRDB, Series 1998F-2 (AMT),
1.88%, 10/7/02                                             9,995         9,995
Maine State Turnpike Authority Revenue Bonds,
Eagle Trust Series 200001901 (FGIC Insured),
1.77%, 10/7/02                                             3,000         3,000
--------------------------------------------------------------------------------
                                                                        17,995
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 31 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MARYLAND - 0.9%
Maryland State Community Development
Administration Housing & Community
Development Revenue Bonds, Series B
(AMT), Residential Housing,
1.80%, 10/7/02                                           $22,295       $22,295
Maryland State Economic Development
Corp. Revenue Bonds (AMT),
Unisite Design, Inc. (Mellon Bank LOC),
2.00%, 10/7/02                                             2,190         2,190
Northeast Maryland Waste Disposal Authority
Revenue Bonds, Reserve Eagle Trust
Series 96C2001 (MBIA Insured),
1.77%, 10/7/02                                            11,185        11,185
--------------------------------------------------------------------------------
                                                                        35,670
--------------------------------------------------------------------------------
MASSACHUSETTS - 0.9%
Blackstone-Milville Regional School District
BAN, Series 2002,
2.50%, 7/15/03                                            16,400        16,517
Massachusetts State Turnpike Authority Revenue
Bonds, Series 2001-4, Clipper Trust Certificate
(Clipper Tax Exempt Certificates Trust Insured),
1.85%, 12/20/02                                            9,540         9,540
Massachusetts State Development Finance
Agency VRDN, Waste Management, Inc.
Project (SunTrust Bank LOC),
1.80%, 10/7/02                                             5,500         5,500
Massachusetts Water Resource Authority CP,
Series 1994 (JP Morgan Chase Bank LOC)
1.50%, 11/6/02                                             5,000         5,000
--------------------------------------------------------------------------------
                                                                        36,557
--------------------------------------------------------------------------------
MICHIGAN - 2.5%
Detroit Sewage Disposal System VRDN,
Series 2000A, First Union Merlots (FGIC Insured),
1.75%, 10/7/02                                             6,800         6,800
Jackson County Economic Development Corp.
VRDN, Series 2000 (AMT), Kellog Crankshaft Co.
Project (Comerica Bank LOC),
1.85%, 10/7/02                                             6,000         6,000
Jackson County Economic Development Corp.
VRDN, Series 1999 (AMT), Production Saw &
Machine Co. (Comerica Bank LOC),
1.85%, 10/7/02                                            $5,300        $5,300
Michigan State Hospital Finance Authority
VRDB, Series 2000, Mt. Clemens General
Hospital (Comerica Bank LOC),
1.75%, 10/7/02                                             5,400         5,400
Michigan State Housing Development Authority
Revenue VRDB, Series 1999 (AMT),
Baldwin Villas (Comerica Bank LOC),
1.85%, 10/7/02                                             4,965         4,965
Michigan State Strategic Fund VRDB,
Series 2002 (AMT), Pioneer Labs, Inc.
Project (Bank One LOC),
1.85%, 10/7/02                                             1,500         1,500
Michigan State Strategic Fund VRDN,
Series 2001 (AMT), Plymouth Packaging
Project (Comerica Bank LOC),
1.85%, 10/7/02                                             4,600         4,600
Michigan State Strategic Fund VRDN,
Electro-Chemical Finishing Project
(Bank One LOC),
2.00%, 10/7/02                                             4,800         4,800
Michigan State Strategic Fund VRDN,
Series 2001 (AMT), Behr Systems Project
(Bank One LOC),
2.00%, 10/7/02                                             3,500         3,500
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Roesler Metal Finishing
Project (Standard Federal Bank LOC),
1.85%, 10/7/02                                             5,500         5,500
Michigan State Strategic Fund VRDN,
Series 2001 (AMT), Advanced Tooling System
Project (Bank One LOC),
2.00%, 10/7/02                                             5,675         5,675
Michigan State Strategic Fund VRDN (AMT),
Serta Restokraft Mattress Co. Project
(Comerica Bank LOC),
1.85%, 10/7/02                                             4,500         4,500
Michigan State Strategic Fund VRDN,
Series 1999 (AMT), Great Lakes Metal
Stamping (Bank One LOC),
1.95%, 10/7/02                                             2,100         2,100

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MICHIGAN - 2.5% - (CONTINUED)
Michigan State Strategic Fund VRDN,
Series 1999 (AMT), Midway Die &
Engineering (Bank One LOC),
1.95%, 10/7/02                                            $2,000        $2,000
Michigan State Strategic Fund Limited
Obligation VRDN (AMT), Dirksen Screw
Co. Project (Bank One LOC),
1.85%, 10/7/02                                             3,000         3,000
Michigan State Strategic Fund Limited Obligation
Revenue Bonds (AMT), Grand Haven Plastics
Project (Bank One LOC),
2.00%, 10/7/02                                             4,900         4,900
Michigan State Strategic Fund Limited Obligation
Revenue Bonds (AMT), Leader Dogs for
the Blind Project (Comerica Bank LOC),
1.75%, 10/7/02                                             3,850         3,850
Michigan State Strategic Fund Limited Obligation
Revenue Bonds (AMT), Corlett-Turner Co.
Project (Comerica Bank LOC),
1.85%, 10/7/02                                             2,505         2,505
Michigan State Strategic Fund Limited Obligation
Revenue Bonds (AMT), Alphi Manufacturing, Inc.
Project (Bank One LOC),
2.00%, 10/7/02                                             3,600         3,600
Michigan State Strategic Fund Limited Obligation
Revenue Bonds (AMT), Technology Drive
(Comerica Bank LOC),
1.85%, 10/7/02                                             3,905         3,905
Michigan State Strategic Fund Limited Obligation,
Series 1998 (AMT), GT USA LLC Project
(Comerica Bank LOC),
1.85%, 10/7/02                                             3,760         3,760
Michigan State Strategic Fund Variable Limited
Obligation Revenue Bonds (AMT),
NYX Technologies LLC Project
(Comerica Bank LOC),
1.85%, 10/7/02                                             7,050         7,050
Midland County Economic Development Corp.
VRDB, Dow Chemical Corp. Project
(Dow Chemical Gtd.),
2.25%, 10/1/02                                             1,100         1,100
Midland County Economic Development Corp.
VRDN, Series 1993A (AMT), Dow Chemical
Corp. Project (Dow Chemical Gtd.),
2.35%, 10/1/02                                            $1,000        $1,000
Oakland County Economic Development Corp.
VRDN, Series 1998 (AMT), Richard Tool & Die
Corp. Project (Comerica Bank LOC),
1.85%, 10/7/02                                             5,410         5,410
--------------------------------------------------------------------------------
                                                                       102,720
--------------------------------------------------------------------------------
MINNESOTA - 0.5%
Dakota County Development Agency Single
Family VRDB (AMT), Merrill Lynch P-Float
PT-627 (AIG Matched Funding GIC),
1.85%, 10/7/02                                             8,765         8,765
Hennepin County Housing and Redevelopment
Authority VRDB, Series 2001 (AMT), City
Apartments at Loring Park (U.S. Bank LOC),
1.95%, 10/7/02                                             2,600         2,600
Minnesota School District Capital Equipment
Borrowing Program COP, Series 2001B, Tax and
Aid Anticipation Borrowing Program Certificates,
3.00%, 10/1/02                                             6,500         6,500
Winona Port Authority IDR VRDB, Series 2001A
(AMT), Bay State Milling Co. Project
(Harris Bank & Trust LOC),
1.80%, 10/7/02                                             1,795         1,795
--------------------------------------------------------------------------------
                                                                        19,660
--------------------------------------------------------------------------------
MISSISSIPPI - 1.0%
Clairborne County PCR CP,
Series 1985-G2 (National Rural Utilities
Cooperation Finance Gtd.),
1.50%, 10/9/02                                             3,000         3,000
1.70%, 10/11/02                                            3,000         3,000
Mississippi Home Corp. VRDN, Series A-CL-6
PT-173 (AMT) (GNMA Gtd.),
1.80%, 10/7/02                                             5,925         5,925
Mississippi Home Corp. Multifamily Revenue
Bonds (AMT), Series 2001-2, Chapel Ridge
Apartments (Regions Bank LOC),
1.86%, 10/7/02                                             6,300         6,300

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 33 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MISSISSIPPI - 1.0% - (CONTINUED)
Mississippi Home Corp. Single Family Revenue
VRDB, Series 2001A8 (AMT) (GNMA Gtd.),
1.80%, 10/7/02                                           $12,385       $12,385
Mississippi Home Corp. Single Family Revenue
VRDB,
Merrill Lynch P-Floats PT-146 (AMT) (GNMA Gtd.),
1.80%, 10/7/02                                             1,970         1,970
Merrill Lynch P-Floats PT-218B (AMT)
(Colld. by Mississippi Home Corp.),
1.80%, 10/7/02                                             7,955         7,955
--------------------------------------------------------------------------------
                                                                        40,535
--------------------------------------------------------------------------------
MISSOURI - 1.6%
Missouri Higher Education Loan Authority Student
Loan Revenue Refunding VRDB, (AMT)
Series 1990A (Bank of America LOC),
1.70%, 10/7/02                                            35,100        35,100
Series 1991B (MBIA Insured),
1.75%, 10/7/02                                             1,800         1,800
Missouri Housing Development Community SFM
Revenue Bonds (AMT), Merlots Series 2001A81
(Colld. by FNMA and GNMA Securities),
1.80%, 10/7/02                                             5,435         5,435
Missouri Housing Development Community
Mortgage Revenue Bonds, Series 1994A (AMT),
Merrill P-Floats PA-116,
1.85%, 10/7/02                                             2,100         2,100
Missouri State Housing Development Commission
Revenue VRDN (AMT), P-Floats PT-460
(GNMA Gtd.),
1.80%, 10/7/02                                            12,125        12,125
St. Louis City IDA VRDB, Series 1995 (AMT),
Whispering Lakes Apartment Project
(Colld. by FNMA Securities),
1.78%, 10/7/02                                             7,435         7,435
St. Louis City IDA VRDB, Series 1997 (AMT),
Black Forest Apartment Project (Colld. by
FNMA Securities),
1.78%, 10/7/02                                             4,000         4,000
--------------------------------------------------------------------------------
                                                                        67,995
--------------------------------------------------------------------------------
MONTANA - 0.1%
Montana Board of Housing Single Family Revenue
Bonds (AMT), First Union Merlots 02-19A,
1.80%, 10/7/02                                            $3,300        $3,300
--------------------------------------------------------------------------------
NEBRASKA - 1.0%
Nebraska Investment Finance Authority
Revenue Bonds (AMT) (Colld. by Nebraska HFA),
Series 2001B,
1.80%, 10/7/02                                            29,700        29,700
Series 2001C,
1.80%, 10/7/02                                             3,890         3,890
Nebraska Investment Finance Authority Revenue
Bonds (AMT), Series 2000E (GNMA Gtd.),
1.80%, 10/7/02                                             3,430         3,430
Nebraska Investment Finance Authority Single
Family Housing Revenue Bonds,
First Union Merlots Series 2001A12
(AMT) (Colld. by FNMA Securities),
1.80%, 10/7/02                                             2,405         2,405
--------------------------------------------------------------------------------
                                                                        39,425
--------------------------------------------------------------------------------
NEVADA - 0.5%
Clark County Schools Revenue Bonds,
Smith Barney Eagle Trust
Series 982801 (FSA Insured),
1.77%, 10/7/02                                             4,800         4,800
Nevada Housing SFM Revenue Bonds,
First Union Merlots Series 2000A7 (AMT),
1.80%, 10/7/02                                             4,785         4,785
Nevada State VRDB, Series 1997-SGB 31
(FGIC Insured),
1.77%, 10/7/02                                            10,100        10,100
--------------------------------------------------------------------------------
                                                                        19,685
--------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.2%
New Hampshire Health & Education Facilities
Authority Revenue Bonds, Bishop Guertin High
School (Allied Irish Bank LOC),
1.80%, 10/7/02                                             6,200         6,200
New Hampshire Housing Finance Authority
SFM Bonds, Merlots Series 2001A82 (AMT),
1.80%, 10/7/02                                             3,270         3,270
--------------------------------------------------------------------------------
                                                                         9,470
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

NEW JERSEY - 2.5%
New Jersey State TRAN, Series 2002A,
3.00%, 6/12/03                                           $97,000       $98,017
New Jersey State Transportation Corp.
Revenue Bonds, Series 15, ROC 2000
(AMBAC Insured),
1.78%, 10/7/02                                             3,750         3,750
--------------------------------------------------------------------------------
                                                                       101,767
--------------------------------------------------------------------------------
NEW MEXICO - 1.3%
New Mexico Educational Assistance Foundation
Revenue Bonds, First Union Merlots
Series 2002A26 (AMT),
1.80%, 10/7/02                                             9,205         9,205
New Mexico Finance Authority VRDB,
Series 1999A (Canadian Imperial
Bank of Commerce LOC),
1.70%, 10/7/02                                             2,400         2,400
New Mexico Hospital Equipment Loan Council
Revenue Bonds, Series 2000A, Pooled Loan
Program (Caisse des Depots et Consignations GIC),
2.25%, 10/7/02                                             6,500         6,500
New Mexico Mortgage SFM Finance Authority
VRDB (AMT), Series 2002 PT-646 (Colld. by
AIG Matched Funding),
1.85%, 10/7/02                                            16,960        16,960
New Mexico Mortgage SFM Finance Authority
VRDN, Series 2001A9, First Union TOB
(Colld. by FNMA Securities),
1.80%, 10/7/02                                             2,925         2,925
New Mexico Mortgage SFM Finance Authority
VRDN, Series B-2 PT-196 (AMT)
(Colld. by GNMA Securities),
1.80%, 10/7/02                                             4,610         4,610
State of New Mexico TRAN, Series 2002,
3.00%, 6/30/03                                             9,000         9,098
--------------------------------------------------------------------------------
                                                                        51,698
--------------------------------------------------------------------------------
NEW YORK - 2.2%
New York City Municipal Water Finance
Authority CP, Series 1 (Commerzbank LOC),
1.35%, 10/10/02                                           40,000        40,000
New York City Transitional Finance
Authority BAN, Series 2001-3,
2.75%, 11/13/02                                          $30,000       $30,035
New York City Transitional Finance Authority
Recovery Revenue Notes, Series 2001A,
3.25%, 10/2/02                                            19,000        19,001
New York City Transitional Finance Authority
Revenue Notes, Series 4,
2.50%, 2/26/03                                             3,000         3,012
--------------------------------------------------------------------------------
                                                                        92,048
--------------------------------------------------------------------------------
NORTH CAROLINA - 0.9%
Capital Region Airport Commission Passenger
Facilities Charges Revenue VRDB (AMT)
(Wachovia Bank LOC),
1.80%,10/7/02                                              3,500         3,500
Catawba County IDR PCR Bonds, Series 1996
(AMT), Hooker Furniture Corp. Project
(Bank of America LOC),
1.80%, 10/7/02                                             6,400         6,400
Charlotte Airport VRDB (AMT),
Series 1997A (MBIA Insured),
1.75%, 10/7/02                                            11,000        11,000
Columbus County Industrial Facilities PCR VRDB,
Series 1998 (AMT), Conflandey, Inc. Project
(Banque Nationale de Paris LOC),
1.85%, 10/7/02                                             2,600         2,600
Mecklenburg County IDR PCR VRDB, Series 1996
(AMT), SteriGenics International Project
(American National Bank & Trust LOC),
1.75%, 10/7/02                                             1,800         1,800
Mecklenburg County G.O. Unlimited VRDB,
Series 2002C,
1.65%, 10/7/02                                             4,900         4,900
North Carolina MedCare VRDB,
Merlots Series 2001A39 (GNMA Gtd.),
1.75%, 10/7/02                                             4,990         4,990

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 35 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

NORTH CAROLINA - 0.9% - (CONTINUED)
Union County IDR Bonds, Series 2000 (AMT),
C&M No. 1 Investment Partnership Project
(Bank of America LOC),
1.80%, 10/7/02                                            $2,800        $2,800
--------------------------------------------------------------------------------
                                                                        37,990
--------------------------------------------------------------------------------
NORTH DAKOTA - 0.1%
North Dakota State Housing Finance Agency
Revenue Bonds (AMT), P-Floats PT-1189,
1.80%, 10/7/02                                             3,960         3,960
--------------------------------------------------------------------------------
OHIO - 2.1%
Clinton County Hospital Revenue VRDB,
Series 2002A-1, Memorial Hospital Project
(Fifth Third Bank LOC),
1.75%, 10/7/02                                             1,275         1,275
Clinton County Hospital Revenue VRDB,
Ohio Hospital Capital, Inc. (Fifth Third Bank LOC),
1.90%, 10/7/02                                             4,295         4,295
2.10%, 10/7/02                                             3,605         3,605
Franklin County Hospital Revenue Bonds,
Series 2001 II-R-55, Smith Barney ROC,
1.88%, 10/7/02                                            10,500        10,500
Ohio State Building Authority Revenue Bonds,
Series 2001A, State Facilities Adult
Correction Center,
5.00%, 10/1/02                                            10,000        10,000
State of Ohio PCR Bonds (AMT), Ross Incineration
Services Project (Bank One LOC),
2.04%, 10/7/02                                             1,275         1,275
Student Loan Funding Corp. Senior Revenue
Refunding Bonds (AMT) (Colld. By Federal
Family Education Loan Program),
Series 1998A-1,
1.80%, 10/7/02                                            42,400        42,400
Series 1998A-2,
1.80%, 10/7/02                                             9,700         9,700
Summit County IDR Bonds (AMT),
Arch Aluminum & Glass Co., Inc.
(Comerica Bank LOC),
1.85%, 10/7/02                                             4,000         4,000
--------------------------------------------------------------------------------
                                                                        87,050
--------------------------------------------------------------------------------
OKLAHOMA - 2.0%
Claremore Industrial Redevelopment Authority
VRDB, Series 2001 (AMT), Whirlwind Steel
Buildings Project (JP Morgan Chase Bank LOC),
1.85%, 10/7/02                                            $4,665        $4,665
Edmond Economic Development Authority
Student Housing Revenue VRDB,
Series 2001A (Wachovia Bank LOC),
1.72%, 10/7/02                                             1,600         1,600
Garfield County Industrial Authority Revenue
Bonds, Series A, Oklahoma Gas
and Electric Co. Project,
2.50%, 10/7/02                                            27,400        27,400
Oklahoma HFA SFM Revenue VRDB,
Series 1996B (AMT), P-Floats PT-78,
1.85%, 10/7/02                                             2,035         2,035
Oklahoma HFA SFM Revenue VRDB,
Series 1999B (AMT) (GNMA Gtd.),
1.85%, 10/7/02                                             4,295         4,295
Oklahoma HFA SFM Revenue VRDB,
Series 2000D (AMT), P-Floats PT-462, Home
Ownership Loan Program (GNMA Gtd.),
1.80%, 10/7/02                                             4,345         4,345
Oklahoma Water Resources Board Revenue
Bonds, Series 2001, State Loan Program,
1.83%, 10/1/02                                            18,000        18,000
Tulsa Airports Improvement Variable Rate
Certificates (MBIA Insured),
Series B1 (AMT),
1.88%, 10/7/02                                             6,495         6,495
Series B2,
1.83%, 10/7/02                                            14,190        14,190
--------------------------------------------------------------------------------
                                                                        83,025
--------------------------------------------------------------------------------
OREGON - 1.7%
Metropolitan Service District VRDN (AMT),
Riedel Compost Waste Disposal (U.S. Bank LOC),
1.90%, 10/7/02                                             1,100         1,100
Oregon Economic Development Revenue VRDB,
Series 176 (AMT), Cascade Steel Rolling
Mills Project (Wells Fargo Bank LOC),
1.80%, 10/7/02                                             7,700         7,700

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

OREGON - 1.7% - (CONTINUED)
Oregon Housing and Community Services
Department Revenue Bonds, SFM Program,
Series 2001T (AMT),
2.12%, 11/14/02                                           $2,170        $2,170
Series 2000U (AMT),
2.12%, 11/14/02                                            8,670         8,670
Oregon State G.O. TAN, Series A,
3.25%, 5/1/03                                             45,000        45,320
State of Oregon Revenue VRDN, Series 181
(AMT), Oregon Metal Slitters, Inc.
(KeyBank LOC),
1.85%, 10/7/02                                             6,375         6,375
--------------------------------------------------------------------------------
                                                                        71,335
--------------------------------------------------------------------------------
PENNSYLVANIA - 1.8%
Beaver County IDA Environmental VRDB,
Series 1997 (AMT), BASF Corp. Project
(BASF Corp. Gtd.),
2.15%, 10/1/02                                               400           400
Delaware County PCR Revenue Bonds, Series 2001,
Exelon General Co. LLC Project (Bank One LOC),
1.50%, 10/17/02                                            4,000         4,000
Delaware Valley Regional Financing Authority
Local Government Revenue VRDB,
Series 1997A, Merrill Lynch P-Floats PT-1004
(AMBAC Insured),
1.76%, 10/7/02                                             5,295         5,295
Delaware Valley Regional Financing Authority
Local Government Revenue VRDN, Merrill
Lynch P-Floats PT-152 (AMBAC Insured),
1.76%, 10/7/02                                             4,600         4,600
North Whales Water Authority Revenue Notes,
Series 2001, Rural Water Project,
4.00%, 12/15/02                                            3,000         3,015
Pennsylvania Higher Education Assistance
Agency, Student Loan Revenue Bonds (AMT)
(AMBAC Insured),
Series 1995A,
1.70%, 10/7/02                                             5,000         5,000
Series 1999A,
1.75%, 10/7/02                                             5,000         5,000
Series 2000A,
1.80%, 10/7/02                                            $7,000        $7,000
Pennsylvania State Turnpike Commission
Revenue VRDB, Series 2002B,
1.70%, 10/7/02                                               100           100
Philadelphia Hospitals & Higher Education
Facilities VRDN, Series B,
Jefferson Health System,
2.35%, 3/27/03                                            10,000        10,000
Philadelphia School District TRAN,
2.75%, 6/30/03                                             5,000         5,046
Philadelphia TRAN, Series 2002A,
3.00%, 6/30/03                                            25,000        25,267
--------------------------------------------------------------------------------
                                                                        74,723
--------------------------------------------------------------------------------
RHODE ISLAND - 0.1%
Rhode Island Housing & Mortgage Finance
Corp. Bonds, First Union Merlots
Series 2001A31 (AMT),
1.80%, 10/7/02                                             2,975         2,975
--------------------------------------------------------------------------------
SOUTH CAROLINA - 0.4%
Cherokee County IDR Bonds, Series 1989
(AMT), Oshkosh Truck Corp. Project
(Bank of America LOC),
1.80%, 10/7/02                                             5,600         5,600
South Carolina Jobs Economic Development
Authority Revenue VRDB, Series 2000 (AMT),
Concept Packaging Group Project
(Bank of America LOC),
1.85%, 10/7/02                                             1,500         1,500
South Carolina Jobs Economic Development
Authority Revenue VRDB (AMT), Series 2001,
Pharmaceutical Association Project
(Wachovia Bank LOC),
1.80%, 10/7/02                                             3,750         3,750
South Carolina School Facilities G.O. Bonds,
ROC 2000 Series 7,
1.77%, 10/7/02                                             5,175         5,175
--------------------------------------------------------------------------------
                                                                        16,025
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 37 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

SOUTH DAKOTA - 0.1%
South Dakota Economic Development Finance
Authority Revenue Bonds (AMT),
Series 1996, Hastings Filters, Inc. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                            $3,700        $3,700
--------------------------------------------------------------------------------
TENNESSEE - 2.1%
Chattanooga Health Education & Housing
Facilities Board Revenue VRDB, Series L28,
Lehman Floating Rate Trust Receipts
(Colld. by U.S. Government Securities),
1.80%, 10/7/02                                             5,900         5,900
Chattanooga Industrial Development Board
Lease Rent Revenue Bonds, Citicorp Eagle
Trust Series 20004202 (AMBAC Insured),
1.77%, 10/7/02                                             6,000         6,000
Gordon County Hospital Authority VRDB,
Series 1996A, Adventist Health System Sunbelt
(SunTrust Bank LOC),
1.85%, 10/7/02                                               815           815
Jackson City Industrial Development Board
Waste Facility VRDB, Series 1995 (AMT),
Florida Steel Corp. Project (Bank of America LOC),
1.80%, 10/7/02                                             6,000         6,000
Loudon IDR VRDB, Series 2002 (AMT),
Continental Carbonic Products (Bank One LOC),
1.99%, 10/7/02                                             3,500         3,500
Memphis County General Improvement G.O.
Bonds, Series 1996, SocGen Trust SGB-23,
1.77%, 10/7/02                                             3,850         3,850
Memphis-Shelby County Airport Authority Revenue
VRDB, Series 1999C (AMT), First Union Merlots
(AMBAC Insured),
1.80%, 10/7/02                                            14,815        14,815
Metropolitan Government Nashville & Davidson
County VRDB (Ascension Health Gtd.),
Series 2001B-1,
1.60%, 7/28/03                                            15,000        15,000
Series 2001B-2,
2.00%, 1/3/03                                             13,000        13,000
Metropolitan Government Nashville & Davidson
County VRDB, Series 2002, Belmont University
Project (Metropolitan Nashville,
Davidson & Belmont LOC),
1.70%, 10/7/02                                            $1,800        $1,800
Metropolitan Government Nashville & Davidson
County Electric Revenue Bonds, Series 984201,
1.77%, 10/7/02                                             5,175         5,175
Nashville & Davidson County Housing Revenue
VRDB, Series 1995A (AMT),
Old Hickory Towers Project (FHLB LOC),
1.80%, 10/7/02                                             1,700         1,700
Rutherford County Industrial Development Board
VRDB, Series 1999A (AMT), Tennessee Farmers
Co-Op Project (Bank of America LOC),
1.88%, 10/7/02                                             2,125         2,125
Sevier County Public Building Authority Local
Government Public Improvement VRDB
(AMBAC Insured),
Series IV-F-1,
2.05%, 10/1/02                                             2,000         2,000
Series IV-J-2,
2.05%, 10/1/02                                             4,700         4,700
Sumner County Health, Education and Housing
VRDB, Series 1999A, Hospital Alliance of
Tennessee Pooled Program
(Transamerica Life & Annuity Gtd.),
1.83%, 10/7/02                                             2,300         2,300
--------------------------------------------------------------------------------
                                                                        88,680
--------------------------------------------------------------------------------
TEXAS - 16.2%
Aldine Independent School District G.O. Refunding
VRDB, Municipal Securities Trust Receipts
Series 1997 SGB 29 (PSF of Texas Gtd.),
1.77%, 10/7/02                                             8,950         8,950
Austin Water and Wastewater System Revenue
Bonds, First Union Merlots Series 2000
(MBIA Insured),
1.75%, 10/7/02                                             7,490         7,490

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - 16.2% - (CONTINUED)
Bastrop Independent School District VRDN,
Series 1997, Municipal Securities Trust
Receipts SGB 37 (PSF of Texas Gtd.),
1.77%, 10/7/02                                           $18,870       $18,870
Bexar County Revenue VRDB,
Clipper Trust Series 2001-3 (Clipper Tax
Exempt Certificates Trust Insured), (1)
1.90%, 12/20/02                                            3,000         3,000
Brazos River Harbor Navigation District VRDB,
Series 1996 (AMT), BASF Corp. Project
(BASF Corp. Gtd.),
2.15%, 10/1/02                                            19,400        19,400
Brazos River Harbor Navigation District
Brazoria County VRDB (AMT)
BASF Corp. Project (BASF Corp. Gtd.),
2.15%, 10/1/02                                            13,900        13,900
1.80%, 10/7/02                                               100           100
Brazos Texas Higher Education Authority Revenue
VRDB, Series 1993B-1 (AMT) (SLMA LOC),
1.75%, 10/7/02                                            33,000        33,000
Calhoun County Navigation IDA VRDN (AMT),
Formosa Plastics Corp. (Bank of America LOC),
1.80%, 10/7/02                                            16,800        16,800
Calhoun County Navigation IDA Port Revenue
Bonds, Series 1998 (AMT) (BP PLC Gtd.),
2.15%, 10/1/02                                            16,900        16,900
Carrollton Farmers Branch Independent School
District VRDB, Salomon Smith Barney
ROC II-R, Series 107,
1.77%, 10/7/02                                             6,505         6,505
Comal Independent School District VRDB,
ABN AMRO Munitops Certificates
Series 1999-9 (PSF of Texas Gtd.), (1)
1.75%, 10/7/02                                             1,800         1,800
Conroe Independent School District G.O. Bonds,
ABN AMRO Munitops Certificates Series 2002-1,
1.55%, 10/17/02                                            6,995         6,995
Cypress-Fairbanks Independent School District
VRDB, Citibank Eagle Trust Series 20004304
(PSF of Texas Gtd.),
1.77%, 10/7/02                                            $7,640        $7,640
Dallas G.O. Refunding VRDB, Series 1998,
Morgan Stanley Floating Rate Certificates
Series 93,
1.76%, 10/7/02                                             7,900         7,900
Dallas Fort Worth International Airport Revenue
VRDB, Series 2001A-1 (AMT)
(Bank of America LOC),
1.80%, 10/7/02                                             6,080         6,080
Dallas Fort Worth International Airport Revenue
VRDB, Series 2001A (AMT), First Union
Merlots Series 2002 A13 (FGIC Insured),
1.80%, 10/7/02                                            10,195        10,195
Dallas Fort Worth Regional Airport Revenue
Refunding Bonds, Series 1995, SocGen
Municipal Trust SGB-5 (FGIC Insured),
1.77%, 10/7/02                                            13,310        13,310
Dallas Waterworks & Sewer Revenue Bonds,
Series 2002,
3.00%, 10/1/02                                             4,480         4,480
El Paso City Housing Financing Corp. Housing
Revenue Bonds, Series 1993 (AMT),
Viva Apartments Project
(General Electric Capital Corp. LOC),
1.80%, 10/7/02                                             3,500         3,500
Galveston County Housing Finance Corp.
SFM VRDN, P-Floats, Series PT-205 (AMT)
(Colld. By FNMA and GNMA securities),
1.80%, 10/7/02                                             6,225         6,225
Gulf Coast Waste Disposal Authority Revenue
Bonds (AMT), Waste Corp. Of Texas Project
(Wells Fargo Bank LOC),
1.85%, 10/7/02                                             2,750         2,750
Harris County Development Corp. IDR VRDB,
Series 2000 (AMT), North American
Galvanizing (Bank One LOC),
1.95%, 10/7/02                                             4,125         4,125

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 39 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - 16.2% - (CONTINUED)
Harris County IDA Solid Waste Disposal
VRDB (AMT), Deer Park Refining
(Deer Park Refining Gtd.),
2.20%, 10/1/02                                            $4,000        $4,000
Harris County Toll Road Unlimited Tax Subordinate
Lien Revenue VRDN, Series CR138
(Colld. by U.S. Government Securities),
1.77%, 10/7/02                                            11,880        11,880
Leander Independent School District
ABN AMRO MuniTop Series 2002-16,
1.55%, 8/20/03                                             5,500         5,500
Nueces River Authority Water Supply VRDN,
Eagle Trust Series 97430,
Corpus Christi Lake Project (FSA Insured),
1.77%, 10/7/02                                            16,600        16,600
Panhandle-Plains Higher Education Authority
Student Loan Revenue,
Series 1991A (AMT) (SLMA LOC),
1.75%, 10/7/02                                            23,700        23,700
Port of Corpus Christi Authority VRDN (AMT),
Neuces County Koch Refining Co.
(Koch Industries Gtd.),
2.00%, 10/7/02                                            25,000        25,000
Port of Corpus Christi VRDN (AMT),
Neuces County Koch Refining Co. LP
(Koch Industries Gtd.),
2.00%, 10/7/02                                            25,000        25,000
Port of Corpus Christi VRDN, Series 2001
(AMT), Neuces County Koch Petroleum
Group (Koch Industries Gtd.),
2.00%, 10/7/02                                            25,000        25,000
Port of Corpus Christi VRDB, Series 2001 (AMT),
Neuces County Koch Refining Co. LP
(Koch Industries Gtd.),
2.00%, 10/7/02                                            12,100        12,100
Port Arthur Navigation District Industrial
Development VRDB (AMT),
Air Products & Chemicals, Inc.
(Air Products & Chemicals, Inc. Gtd.),
1.90%, 10/7/02                                            17,500        17,500
Port Arthur Navigation District Industrial
Development VRDB (AMT),
American Petrofina Corp. Project
(Credit Commercial de France LOC),
2.00%, 10/1/02                                              $400          $400
Port Arthur Navigation District Revenue
VRDN, Series 1998 (AMT), BASF Corp.
Project (BASF Corp. Gtd.),
2.15%, 10/1/02                                             5,000         5,000
Sabine River Authority PCR Bonds,
Clipper Trust Series 2001 (Clipper Tax
Exempt Certificates Trust Insured),
1.90%, 12/20/02                                            9,995         9,995
San Antonio Airport Revenue Refunding
VRDN, Series 1993, Citicorp Eagle Trust
No. 96C4304 (AMBAC Insured),
1.83%, 10/7/02                                             2,970         2,970
San Antonio Independent School District
Revenue Bonds, ABN AMRO MuniTop 2001-29,
1.55%, 5/15/03                                             9,995         9,995
Splendora Higher Education Facilities VRDB,
Series 2001A, Fort Bend Baptist Academy
(Wells Fargo Bank LOC),
1.70%, 10/7/02                                             3,790         3,790
State of Texas TRAN,
2.75%, 8/29/03                                           130,000       131,577
State of Texas TRAN, Series 2002,
Floating Rate Trust Receipts,
1.80, 10/7/02                                             82,000        82,000
Tarrant County Housing Finance Corp.
Multifamily VRDB, Merrill Lynch P-Floats
PT-473 (FHLMC Gtd.),
1.80%, 3/13/03                                             5,755         5,755
Texas A&M University Financing System
Revenue Bonds, Series 300, Morgan Stanley
Floating Rate Trust Certificates 2000,
1.76%, 10/7/02                                             4,015         4,015
Texas City Industrial Development Corp. VRDB,
First Union Merlots Series 2000A-34,
Arco Pipeline Project (BP PLC Gtd.),
1.75%, 10/7/02                                             3,975         3,975

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - 16.2% - (CONTINUED)
Texas State Department of Housing & Community
Affairs SFM VRDB (AMT), Merrill Lynch
P-Floats PA-128 (MBIA Insured),
1.80%, 10/7/02                                            $2,071        $2,071
Texas State Department Housing and Community
Affairs Residential Mortgage Revenue Bonds
(AMT), P-Floats PT-1192,
1.80%, 10/7/02                                             2,645         2,645
Texas State Department Housing and Community
Affairs Residential Mortgage Revenue Bonds,
Series B (AMT), Clipper Trust 2001-1,
(Clipper Tax Exempt Certificates Gtd.),
2.00%, 12/20/02                                            9,955         9,955
Texas Veterans Housing Assistance G.O. Bonds,
Merrill Lynch P-Floats Series PT-524 (AMT),
1.80%, 10/7/02                                             6,400         6,400
Texas Veterans Housing Assistance G.O. Bonds,
Series 1999B (AMT), Merrill Lynch P-Floats PT-453,
1.80%, 10/7/02                                             3,410         3,410
--------------------------------------------------------------------------------
                                                                       670,148
--------------------------------------------------------------------------------
UTAH - 1.5%
Intermountain Power Agency CP,
Series 1997B-3,
1.30%, 10/3/02                                            11,200        11,200
Intermountain Power Agency Supply Revenue
VRDN, Eagle Trust CR-331 (FSA Insured),
1.77%, 10/7/02                                             4,800         4,800
Utah HFA SFM VRDB,
Series 2001-A2-CLIII (AMT),
Merlots Series 2001-A14,
1.80%, 10/7/02                                             3,940         3,940
Utah HFA SFM VRDN,
Series 2000G2 (AMT)
1.80%, 10/7/02                                             6,000         6,000
Series 2001B,
1.80%, 10/7/02                                            19,700        19,700
Utah HFA VRDB,
First Union Merlots Series 2001-A62 (AMT),
1.80%, 10/7/02                                             3,935         3,935
Utah Housing Corp. SFM VRDB, Series D-1
(AMT), Class 1,
1.80%, 10/7/02                                           $10,000       $10,000
Utah Water Finance Agency VRDB,
Series 2002A-5 (AMBAC Insured),
1.75%, 10/7/02                                             5,450         5,450
--------------------------------------------------------------------------------
                                                                        65,025
--------------------------------------------------------------------------------
VIRGINIA - 0.4%
Botetourt County IDA VRDN (AMT),
Valley Forge Co. Project
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             2,800         2,800
Dinwiddie County IDA VRDN (AMT),
Chapparral Steel Project
(Bank of America LOC),
2.15%, 10/1/02                                             5,600         5,600
Emporia City IDA IDR Bonds,
Series 1999 (AMT)
(Bank of America LOC),
1.80%, 10/7/02                                             2,010         2,010
Henrico County Economic Development
Authority Revenue Bonds, Series 2001
(AMT), Infinelon Technology Project
(Bank of America LOC),
1.80%, 10/7/02                                             7,000         7,000
--------------------------------------------------------------------------------
                                                                        17,410
--------------------------------------------------------------------------------
WASHINGTON - 4.4%
Chelan County Public Utilities District (AMT),
First Union Merlots 2000,
1.80%, 10/7/02                                            10,000        10,000
King County Housing Authority VRDN (AMT),
Overlake Todd Project (Bank of America LOC),
1.80%, 10/7/02                                             7,175         7,175
King County Sewer Revenue VRDB,
Merlot Series 2000E (FGIC Insured),
1.75%, 10/7/02                                             9,525         9,525
Port Seattle Industrial Development Corp.
VRDB, Series 2 001 (AMT), Crowley Marine
Services Project (Citibank LOC),
1.80%, 10/7/02                                             8,400         8,400

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 41 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

WASHINGTON - 4.4% - (CONTINUED)
Seattle Light and Power Revenue Refunding Bonds,
SMB ROC II-R, Series 50 (FSA Insured),
2.00%, 3/13/03                                            $6,495        $6,495
Washington Economic Development Finance
Authority VRDB, Series 2000C (AMT),
American Millwork Project (FHLB LOC),
1.80%, 10/7/02                                             4,030         4,030
Washington Economic Development Finance
Authority VRDB (AMT), Waste Management
Project (Fleet National Bank LOC),
1.75%, 10/7/02                                             3,410         3,410
Washington Public Power Supply System
Revenue VRDN, Citicorp Eagle Trust
Series 944701,
1.77%, 10/7/02                                            28,000        28,000
Washington State G.O. VRDB,
Lehman Brothers Trust Receipts,
1.85%, 10/7/02                                             7,900         7,900
Washington State G.O. Refunding VRDB,
Eagle Trust Series 1993B,
1.77%, 10/7/02                                            13,300        13,300
Eagle Trust Series 1993C,
1.77%, 10/7/02                                            26,295        26,295
Washington State G.O. Various Purpose Bonds,
Eagle Trust Series 2000B,
1.77%, 10/7/02                                            10,365        10,365
Washington State G.O. VRDN, Series 1993B,
Smith Barney SocGen Trust SGB-13,
1.77%, 10/7/02                                             9,950         9,950
Washington State G.O. VRDN,
First Union Merlots 2001-A54,
1.91%, 10/7/02                                             4,135         4,135
Washington State Housing Finance Commission
Revenue Bonds, Series 2000A (AMT),
Granite Falls Project (FHLB LOC),
1.80%, 10/7/02                                             2,545         2,545
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 1990,
Emerald Heights Project (U.S. Bank LOC),
2.00%, 10/1/02                                             1,000         1,000
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 2000,
Local 82-JATC Educational Development Trust
Project (U.S. Bank LOC),
2.00%, 10/1/02                                            $2,500        $2,500
Washington State Housing Finance
Commission Nonprofit Housing VRDB,
Rockwood Retirement Communities
(Wells Fargo Bank LOC),
2.00%, 10/1/02                                             7,560         7,560
Washington State SFM Housing Finance
Commission Revenue VRDB,
Series 2002-3A-R (AMT),
Merlot Series 2002A29,
1.80%, 10/7/02                                             5,750         5,750
Washington State Public Power Supply System
VRDB, Series 2A-1, Project Number 2
(MBIA Insured),
1.65%, 10/7/02                                            12,000        12,000
--------------------------------------------------------------------------------
                                                                       180,335
--------------------------------------------------------------------------------
WEST VIRGINIA - 1.1%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA
(Bank One LOC),
1.85, 10/7/02                                              3,500         3,500
Marion County Solid Waste Disposal Revenue
VRDB, Series B (AMT), Granttown Project
(National Westminster Bank LOC),
1.75%, 10/7/02                                             3,200         3,200
West Virginia Economic Development Authority
IDR VRDN, Series 1999 (AMT), Rubberlite, Inc.
Project (Bank One LOC),
1.95%, 10/7/02                                             4,290         4,290
West Virginia Hospital Loan Financing Authority
VRDB, Series 2000A (West Virginia Financing
Authority Pooled Loan GIC),
2.00%, 10/7/02                                            28,000        28,000
West Virginia Hospital Finance Authority VRDB,
Series 2002C1 (Huntington National Bank LOC),
1.85%, 10/7/02                                             4,925         4,925
--------------------------------------------------------------------------------
                                                                        43,915
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

WISCONSIN - 3.8%
Kenosha County Detention Facilities Revenue
Bonds, Salomon Smith Barney ROCS II-R
Series 110 (FGIC Insured),
1.77%, 10/7/02                                            $5,495        $5,495
Marshfield City IDR VRDB, Series 2001 (AMT),
Wick Building Systems, Inc. Project
(Bank One LOC),
1.94%, 10/7/02                                             4,525         4,525
Mequon IDR Bonds (AMT),
Gateway Plastic (Bank One LOC),
1.94%, 10/7/02                                             1,000         1,000
Milwaukee Industrial Development VRDB
(AMT), R&B Wagner (Bank One LOC),
1.89%, 10/7/02                                             5,000         5,000
Milwaukee Redevelopment Authority Revenue
Refunding VRDB, Series 1996 (AMT),
Starline Manufacturing, Inc.
(Harris Trust & Savings Bank LOC),
1.80%, 10/7/02                                             2,425         2,425
Milwaukee Redevelopment Authority Revenue
VRDB, Series 2000 (AMT), Capital Stampings
Corp. Project (Bank One LOC),
2.00%, 10/7/02                                             6,000         6,000
Oak Creek IDR VRDB, Series 1999A (AMT),
Fort Howard Steel, Inc. Project (Bank One LOC),
1.95%, 10/7/02                                             5,325         5,325
Racine Solid Waste Disposal VRDB, Series 2002
(AMT), Republic Services, Inc. Project,
1.85%, 10/7/02                                             2,500         2,500
University of Wisconsin Hospital and Clinics
Revenue Bonds, First Union Merlots
Series 2000RR (FSA Insured),
1.75%, 10/7/02                                             4,000         4,000
Wauwatosa Housing Authority VRDB, Series 1995B,
San Camillo, Inc. (U.S. Bank LOC),
1.75%, 10/7/02                                             4,200         4,200
Wisconsin Health and Education Facilities VRDB,
Pooled Financing Program (Marshall & Ilsley
Bank LOC),
Series C,
1.85%, 10/7/02                                             2,250         2,250
Series 2002D,
1.85%, 10/7/02                                            $4,720        $4,720
Series 2002G,
1.85%, 10/7/02                                             1,350         1,350
Wisconsin Health and Education Facilities
VRDB, Series 94A, Sinai Medical Center
(Marshall & Ilsley Bank LOC),
1.75%, 10/7/02                                               900           900
Wisconsin Housing & Economic Development
Authority Revenue Bonds, Series 1997 (AMT),
Floating Rate Trust Receipts,
1.90%, 10/7/02                                             7,000         7,000
Wisconsin Housing & Economic Development
Authority Revenue Bonds (AMT)
(Security Life of Denver GIC),
Merrill Lynch PT-598,
1.85%, 10/7/02                                            65,315        65,315
P-Floats-PT 632,
1.85%, 10/7/02                                            33,290        33,290
--------------------------------------------------------------------------------
                                                                       155,295
--------------------------------------------------------------------------------
WYOMING - 0.8% Green River PCR VRDB (AMT),
Rhone-Poulene (Comerica Bank LOC),
2.05%, 10/7/02                                            10,800        10,800
Sublette County Pollution Control VRDB,
Series 1984, Exxon Project (Exxon Mobil Gtd.),
2.00%, 10/1/02                                             2,250         2,250
Sweetwater County Environmental Improvement
Revenue Bonds, Series 1995,
PacifiCorp Project (Bank One LOC),
2.15%, 10/1/02                                            19,400        19,400
--------------------------------------------------------------------------------
                                                                        32,450
--------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 3.9%
Charter Mac Certificate Trust I, Series 2000 (AMT)
(Charter Mac National Insured),
1.88%, 10/7/02                                            20,000        20,000
Clipper Tax-Exempt Certificates,
Multistate Tax-Exempt Certificates,
Series A,
1.93%, 10/7/02                                            38,800        38,800
Series 1999-3,
2.03%, 10/7/02                                            41,831        41,831

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 43 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MULTIPLE STATES POOLED SECURITIES - 3.9% - (CONTINUED)
Pooled Puttable Floating Option, Series PPT-7T
(AMT), (Backed by Various Housing Agencies),
2.03%, 10/7/02                                           $6,845         $6,845
SocGen Puttable Floating Option Tax-Exempt
Receipts, Series 2001,
Pool Trust Receipts SG P-13,
1.93%, 10/7/02                                            3,420          3,420
SunAmerica Pooled Multifamily FMAC,
Series 2001-2A (AMT),
1.85%, 10/7/02                                           49,820         49,820
--------------------------------------------------------------------------------
                                                                       160,716
--------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $4,126,157)                        4,126,157

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                         (000S)        (000S)
OTHERS - 0.1%

Aim Tax Free Money Market Fund                            2,239          2,239
Dreyfus Tax-Exempt Cash Management Fund                     162            162
Federated Municipal Obligations Fund                          6              6
Federated Tax Free Trust Money Market
Fund No. 15                                                 312            312
Federated Tax Free Trust Money Market
Fund No. 73                                                 400            400
--------------------------------------------------------------------------------
TOTAL OTHERS (COST $3,119)                                               3,119

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1% (COST $4,129,276)                         4,129,276

Liabilities less Other Assets - (0.1)%                                  (2,350)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $4,126,926

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $4,800 OR 0.1% OF NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
U.S. GOVERNMENT MONEY MARKET FUND

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 60.0%

FANNIE MAE - 24.7%
FNMA FRN
1.67%, 10/9/02                                           $10,000        $9,996
1.66%, 10/27/02                                           20,000        19,993
FNMA Discount Notes
1.90%, 10/23/02                                           15,000        14,983
1.92%, 10/23/02                                           10,000         9,988
1.63%, 10/30/02                                           10,000         9,987
1.73%, 11/1/02                                            25,000        24,963
1.93%, 11/1/02                                            10,000         9,983
2.30%, 11/29/02                                            5,000         4,981
1.92%, 1/21/03                                             6,768         6,728
1.62%, 2/7/03                                              2,000         1,988
2.27%, 2/7/03                                             10,000         9,919
1.61%, 3/5/03                                              5,000         4,965
1.60%, 4/15/03                                             8,715         8,639
2.45%, 5/2/03                                              5,000         4,928
2.35%, 5/30/03                                             5,000         4,922
2.06%, 6/19/03                                             5,000         4,925
1.61%, 6/27/03                                             8,000         7,904
1.97%, 6/27/03                                             8,000         7,883
1.74%, 8/1/03                                              7,070         6,966
--------------------------------------------------------------------------------
                                                                       174,641
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 13.5%
FHLB Bond
5.13%, 9/15/03                                            15,000        15,467
FHLB FRN
1.70%, 10/20/02                                           15,000        14,998
1.68%, 10/24/02                                           20,000        19,994
1.62%, 12/11/02                                           20,000        19,996
FHLB Discount Notes
1.80%, 11/27/02                                            5,000         4,986
1.61%, 1/8/03                                             10,000         9,956
1.70%, 1/15/03                                            10,000         9,950
--------------------------------------------------------------------------------
                                                                        95,347
--------------------------------------------------------------------------------
FREDDIE MAC - 11.1%
FHLMC Discount Notes
2.34%, 10/10/02                                            5,000         4,997
1.90%, 11/7/02                                            10,000         9,980
2.00%, 11/7/02                                             5,000         4,990
2.05%, 11/7/02                                            15,000        14,968
1.61%, 11/14/02                                          $10,000        $9,980
2.10%, 6/19/03                                            10,000         9,848
1.75%, 7/17/03                                             5,000         4,917
1.79%, 7/17/03                                               250           259
1.91%, 7/17/03                                             6,000         5,908
1.98%, 7/17/03                                             2,500         2,460
1.70%, 9/12/03                                            10,000         9,837
--------------------------------------------------------------------------------
                                                                        78,144
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 1.8%
FFCB Bond
1.70%, 10/1/03                                             7,500         7,499
FFCB Discount Note
1.92%, 10/1/02                                             5,000         5,000
--------------------------------------------------------------------------------
                                                                        12,499
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 4.0%
SLMA Bond
2.25%, 1/27/03                                            12,000        11,999
SLMA Discount Notes
2.26%, 1/27/03                                             6,450         6,402
2.33%, 1/31/03                                             5,000         4,961
1.69%, 8/1/03                                              5,000         4,929
--------------------------------------------------------------------------------
                                                                        28,291
--------------------------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY - 4.9%
Discount Note
1.66%, 11/18/02                                           35,000        34,923
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $423,845)                        $423,845

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 45 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
REPURCHASE AGREEMENTS - 44.7%

(COLLD. BY U.S. GOVERNMENT SECURITIES)
Merrill Lynch, Inc., dated 9/30/02
repurchase price $50,003
1.98%, 10/1/02                                          $50,000        $50,000
Lehman Brothers, Inc., dated 9/30/02
repurchase price $40,415
2.00%, 10/1/02                                           40,413         40,413
Lehman Brothers, Inc., dated 9/30/02
repurchase price $125,007
2.00%, 10/1/02                                          125,000        125,000
Bear Stearns, Inc., dated 9/30/02
repurchase price $100,006
2.03% 10/1/02                                           100,000        100,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $315,413)                            315,413

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 104.7% (COST $739,258)                             739,258

Liabilities less Other Assets - (4.7)%                                 (33,038)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $706,220

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 100.9%

FEDERAL HOME LOAN BANK - 69.5%
FHLB Bonds
2.50%, 10/1/02                                           $22,755       $22,755
5.13%, 9/15/03                                            10,000        10,311
FHLB Discount Notes
1.83%, 10/1/02                                            43,852        43,852
1.74%, 10/2/02                                            15,000        14,999
1.64%, 10/9/02                                            20,000        19,993
1.65%, 10/9/02                                            13,000        12,995
1.73%, 10/11/02                                           25,174        25,162
1.72%, 10/23/02                                           13,000        12,986
1.75%, 10/30/02                                           18,000        17,975
1.93%, 11/1/02                                             5,000         4,992
1.65%, 11/6/02                                            15,000        14,975
1.96%, 11/6/02                                             2,500         2,495
1.60%, 11/8/02                                            10,000         9,983
1.64%, 11/15/02                                           33,759        33,690
1.80%, 11/27/02                                            5,000         4,986
1.67%, 12/6/02                                            50,000        49,847
1.77%, 12/6/02                                            20,000        19,935
1.84%, 12/11/02                                           13,000        12,953
1.78%, 12/18/02                                           25,000        24,904
1.75%, 12/26/02                                           13,751        13,694
2.10%, 12/30/02                                           12,151        12,087
1.61%, 1/8/03                                             25,000        24,889
1.76%, 1/8/03                                             20,000        19,903
1.72%, 1/10/03                                             5,000         4,976
1.75%, 1/17/03                                            20,000        19,895
1.66%, 2/14/03                                            25,000        24,843
1.60%, 3/5/03                                             15,000        14,897
1.94%, 7/1/03                                             10,000         9,853
1.73%, 8/1/03                                             10,000         9,854
FHLB FRN
1.77%, 10/1/02                                            25,000        24,993
1.69%, 10/15/02                                           15,000        14,994
1.70%, 10/20/02                                           35,000        34,996
1.68%, 10/24/02                                           10,000         9,997
--------------------------------------------------------------------------------
                                                                       599,659
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 4.9%
FFCB Bonds
1.70%, 10/1/03                                           $7,500         $7,499
2.30%, 10/10/03                                           8,000          8,039
FFCB Discount Notes
1.95%, 4/14/03                                           11,500         11,379
FFCB FRN
1.69%, 10/6/02                                           15,000         14,996
--------------------------------------------------------------------------------
                                                                        41,913
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 14.9%
Discount Notes
1.85%, 10/1/02                                           94,192         94,192
2.22%, 1/27/03                                           10,000          9,927
2.33%, 1/31/03                                            5,000          4,961
2.62%, 1/31/03                                            2,000          1,982
1.70%, 8/26/03                                           17,877         17,599
--------------------------------------------------------------------------------
                                                                       128,661
--------------------------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY - 11.6%
Discount Note
1.66%, 11/18/02                                         100,000         99,779
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $870,012)                         870,012

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.9% (COST $870,012)                             870,012

Liabilities less Other Assets - (0.9)%                                  (7,946)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $862,066

SEE NOTES TO FINANCIAL STATEMENTS.

                          NORTHERN FUNDS SEMIANNUAL REPORT 47 MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1    ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (collectively the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Funds.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JP Morgan Chase which, in turn, hold securities in the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to capital loss carry forwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.


MONEY MARKET FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2002 (UNAUDITED)

3    INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, effective July 31, 2002 the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. Prior to July 31, 2002 such annualized rate for each Fund was 0.60%. For the six month period ended September 30, 2002, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                            ANNUAL     ADVISORY
                                           ADVISORY   FEES AFTER     EXPENSE
                                             FEES       WAIVERS    LIMITATIONS
California Municipal Money Market             0.50%        0.40%         0.55%
Money Market                                  0.50%        0.40%         0.55%
Municipal Money Market                        0.50%        0.40%         0.55%
U.S. Government Money Market                  0.50%        0.40%         0.55%
U.S. Government Select Money Market           0.50%        0.40%         0.55%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4    BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

None of the Funds had any borrowings under this agreement during the six month period ended September 30, 2002.

5    CHANGE IN INDEPENDENT ACCOUNTANT

On June 19, 2002, based on the recommendation of the Audit Committee of Northern Funds (the "Trust"), the Board of Trustees selected Deloitte & Touche ("D&T") as the Trust's independent accountant for the fiscal year ending March 31, 2003. D&T replaces Arthur Andersen LLP ("AA"), which served as the Trust's independent accountant for the fiscal year ended March 31, 2002 and prior years. The change from AA to D&T was made in connection with the Trust's annually required selection of auditors.

AA's reports on the Trust's financial statements for each of the fiscal years ended March 31, 2001 and March 31, 2002 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2001 and March 31, 2002, and through June 19, 2002, there were no disagreements with AA on any matters of accounting principles or practices, financial statement disclosures, or auditing scope or procedures which, if not resolved to AA's satisfaction, would have caused AA to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and there were no reportable events as defined in
Item 304(a) (1) (v) of Regulation S-K of the Securities Exchange Act of 1934.

During the fiscal years ended March 31, 2001 and March 31, 2002 and through June 19, 2002, the Trust did not consult with D&T regarding the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements, or any other matters or reportable events as set forth in Items 304(a) (1) (v) of Regulation S-K.

                          NORTHERN FUNDS SEMIANNUAL REPORT 49 MONEY MARKET FUNDS

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC         American Municipal Bond Assurance Corp.

AMT           Alternative Minimum Tax

BAN           Bond Anticipation Notes

Colld.        Collateralized

COP           Certificate of Participation

CP            Commercial Paper

FFCB          Federal Farm Credit Bank

FGIC          Financial Guaranty Insurance Corp.

FHLB          Federal Home Loan Bank

FHLMC         Freddie Mac

FNMA          Fannie Mae

FRN           Floating Rate Note

FSA           Financial Security Assurance

GIC           Guaranteed Investment Contract

GNMA          Government National Mortgage Association

G.O.          General Obligation

Gtd.          Guaranteed

HDA           Housing Development Agency

HFA           Housing Finance Authority

IDA           Industrial Development Authority

IDR           Industrial Development Revenue

LOC           Letter of Credit

MBIA          Municipal Bond Insurance Association

MTN           Medium Term Notes

P-Floats      Puttable Floating Rate Securities

PCR           Pollution Control Revenue

PSF           Permanent School Fund

RAN           Revenue Anticipation Notes

ROC           Reset Option Certificates

SFM           Single Family Mortgage

SLMA          Student Loan Marketing Association

Soc Gen       Societe Generale

TAN           Tax Anticipation Notes

TOB           Tender Option Bond

TRAN          Tax and Revenue Anticipation Notes

TRB           Tax Revenue Bonds

VRDB          Variable Rate Demand Bonds

VRDN          Variable Rate Demand Notes

VRN           Variable Rate Notes

MONEY MARKET FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS


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                          NORTHERN FUNDS SEMIANNUAL REPORT 51 MONEY MARKET FUNDS

MONEY MARKET FUNDS


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MONEY MARKET FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    MM SAR 11/02


(C)2002 Northern Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.

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